UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04787
                                   ---------

                        FRANKLIN NEW YORK TAX-FREE TRUST
                        --------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKIN PARKWAY, SAN MATEO, CA 94403-1906
             (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 9/30
                         ----

Date of reporting period: 9/30/05
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.



                                [GRAPHIC OMITTED]

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                                                    SEPTEMBER 30, 2005
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                                                    Franklin New York
                                                    Insured Tax-Free
                                                    Income Fund

                                                    Franklin New York
                                                    Intermediate-Term
                                                    Tax-Free Income Fund

                                                    Franklin New York
                                                    Limited-Term
                                                    Tax-Free Income Fund

                                                    Franklin New York
                                                    Tax-Exempt Money Fund

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        ANNUAL REPORT AND SHAREHOLDER LETTER             TAX-FREE INCOME
--------------------------------------------------------------------------------

                                                    WANT TO RECEIVE
                                                    THIS DOCUMENT
                                                    FASTER VIA EMAIL?
                      FRANKLIN
               NEW YORK TAX-FREE TRUST              Eligible shareholders can
                                                    sign up for eDelivery at
                                                    franklintempleton.com.
                                                    See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        FRANKLIN o Templeton o Mutual Series

                             FRANKLIN TEMPLETON INVESTMENTS

                             GAIN FROM OUR PERSPECTIVE(R)

                             Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE        Each of our portfolio management groups operates
                             autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                             FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                             TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                             MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION         Because our management groups work independently
                             and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST    At Franklin Templeton Investments, we seek to
                             consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the annual report

CONTENTS

SHAREHOLDER LETTER .....................................................    1

SPECIAL FEATURE:
Understanding Interest Rates ...........................................    4

ANNUAL REPORT

State Update and Municipal Bond Market Overview ........................    7

Franklin New York Insured Tax-Free Income Fund .........................    9

Franklin New York Intermediate-Term Tax-Free Income Fund ...............   17

Franklin New York Limited-Term Tax-Free Income Fund ....................   25

Franklin New York Tax-Exempt Money Fund ................................   32

Financial Highlights and Statements of Investments .....................   36

Financial Statements ...................................................   56

Notes to Financial Statements...........................................   62

Report of Independent Registered Public Accounting Firm ................   71

Tax Designation ........................................................   72

Board Members and Officers .............................................   73

Shareholder Information ................................................   78

--------------------------------------------------------------------------------


ANNUAL REPORT

STATE UPDATE AND MUNICIPAL
BOND MARKET OVERVIEW

New York's economy appeared headed toward full recovery, led by New York City, Long Island and the Hudson Valley area economies, with growth supplemented by rebounding healthy profits and bonuses in the finance and insurance industries. The securities industry and real estate in the City and downstate area also contributed to the state's economic growth. The weak dollar provided strength to New York's tourism industry. Recent gains were not consistent across the state, however, and many upstate urban centers remained strained. In fact, downstate private sector employment increased 0.9% in 2004 compared with just 0.3% for upstate centers.(1) Additionally, manufacturing continued to lag.

New York closed fiscal year 2004-2005 in better-than-expected financial condition resulting from strong revenue performance only minimally offset by expense growth. Revenues totaling $1.8 billion were above estimates, producing a $1.2 billion operating surplus.(1)

The next fiscal year's budget, adopted on time for the first time in 20 years, indicated improvement for the state's overall budget process. The budget reflected a small surplus and reduced out-year gaps. Despite efforts to achieve stability, however, recent reforms will not likely eliminate the ongoing severe expense pressure faced by the state annually. Furthermore, per-capita debt levels, although within range of other northeast states, continued to be problematic.

Independent credit rating agency Standard & Poor's rated New York's debt AA with a stable outlook.(2) The rating and outlook reflect the state's deep and diversified economic base, conservative budget management, and improved debt and capital planning management and policies.

For the one-year period ended September 30, 2005, the fixed income markets continued to deliver positive performance despite record high oil prices, fears of inflation, concerns about the dollar, mixed economic releases, and the aftermath of Hurricanes Katrina and Rita. The U.S. Treasury market continued to experience strong support from foreign buyers seeking relatively higher yields. Municipal bonds, which have domestic tax advantages, outperformed U.S.

(1) Source: Standard & Poor's, "New York State Dormitory Authority; Appropriation, Appropriations," RATINGSDIRECT, 6/27/05.

(2)   This does not indicate Standard & Poor's rating of the Funds.


                                                               Annual Report | 7

Treasury bonds, as the Lehman Brothers Municipal Bond Index returned +4.05% for the period, while the Lehman Brothers U.S. Treasury Index returned +2.48%.(3)

During the reporting period, short-term interest rates steadily increased while long-term interest rates experienced some volatility. The Federal Reserve Board remained on track and raised the federal funds target rate from 1.75% to 3.75% in eight successive moves during the period under review. The Treasury yield curve, which illustrates rates for Treasuries with short to long maturities, flattened somewhat as short- and intermediate-term rates went up and longer-maturity Treasury rates declined. Over the one-year period, the 10-year Treasury bond yield increased 20 basis points (100 basis points equal one percentage point), while the 30-year Treasury bond yield decreased 32 basis points. The 10-year Treasury yielded 4.34% and the 30-year Treasury yielded 4.57% on September 30, 2005. According to Municipal Market Data, 10-year municipal bond yields increased 26 basis points while 30-year yields decreased 24 basis points.(4) Consequently, long-maturity municipal bonds continued to outperform intermediates.

Motivated by the relatively low interest environment, municipalities sought to refinance existing debt or borrow for capital improvement, which resulted in rising issuance during the reporting period. Just as homebuyers seek the lowest mortgage rates, municipalities borrow money when interest rates are low. Thus, over the past two years, municipalities have issued more bonds to lock in lower rates. Municipalities issued $310 billion in new debt year-to-date in 2005.(5) Demand for municipal bonds remained strong as investors found municipal bonds offered attractive taxable equivalent yields. Healthy demand came from a wide range of traditional buyers including mutual funds, individuals, and property and casualty companies, as well as crossover buyers. Crossover buyers typically invest in taxable securities, but they enter the tax-exempt market when municipal valuations are attractive.

(3) Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued. The index excludes Treasury bills (because of the maturity constraint), flower bonds, targeted investor notes (TINs), and state and local government series
      (SLGS) bonds, STRIPS and Treasury Inflation-Protected Securities (TIPS).

(4)   Source: Thomson Financial.

(5)   Source: THE BOND BUYER.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF SEPTEMBER 30, 2005. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


8 | Annual Report

FRANKLIN NEW YORK INSURED
TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Insured Tax-Free Income Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.(1) The Fund invests at least 80% of its net assets in insured municipal securities.(2)

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin New York Insured Tax-Free Income Fund covers the fiscal year ended September 30, 2005.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose, bond prices fell for the 12-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $11.64 on September 30, 2004, to $11.62 on September 30, 2005. The Fund's Class A shares paid dividends totaling 50.59 cents per share for the same period.(3) The Performance Summary beginning on page 12 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.98%, based on an annualization of the current 4.03 cent per share dividend and the maximum offering price of $12.14 on September 30, 2005. An investor in the 2005 maximum combined federal and New York state and City personal income tax bracket of 42.90% would need to earn a distribution rate of 6.97% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the year under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In general, we were limited to reinvesting the proceeds from these bond calls as well as from cash inflows at current, lower interest rates, which

(1) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

(2) Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.

(3) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 38.


                                                               Annual Report | 9

PORTFOLIO BREAKDOWN
Franklin New York Insured
Tax-Free Income Fund
9/30/05

-------------------------------------------------
                                       % OF TOTAL
                           LONG-TERM INVESTMENTS*
-------------------------------------------------
Prerefunded                                 24.9%
-------------------------------------------------
Higher Education                            17.4%
-------------------------------------------------
Hospital & Health Care                      12.5%
-------------------------------------------------
Subject to Government Appropriations         8.7%
-------------------------------------------------
Utilities                                    8.6%
-------------------------------------------------
General Obligation                           7.9%
-------------------------------------------------
Transportation                               7.6%
-------------------------------------------------
Other Revenue                                6.3%
-------------------------------------------------
Tax-Supported                                4.6%
-------------------------------------------------
Housing                                      1.5%
-------------------------------------------------

*     Does not include short-term investments and other net assets.

DIVIDEND DISTRIBUTIONS*
Franklin New York Insured Tax-Free Income Fund
10/1/04-9/30/05

--------------------------------------------------------------
                               DIVIDEND PER SHARE
                  --------------------------------------------
MONTH                    CLASS A               CLASS C
--------------------------------------------------------------
October                 4.26 cents             3.73 cents
--------------------------------------------------------------
November                4.26 cents             3.73 cents
--------------------------------------------------------------
December                4.26 cents             3.71 cents
--------------------------------------------------------------
January                 4.26 cents             3.71 cents
--------------------------------------------------------------
February                4.26 cents             3.71 cents
--------------------------------------------------------------
March                   4.26 cents             3.70 cents
--------------------------------------------------------------
April                   4.26 cents             3.70 cents
--------------------------------------------------------------
May                     4.26 cents             3.70 cents
--------------------------------------------------------------
June                    4.16 cents             3.63 cents
--------------------------------------------------------------
July                    4.16 cents             3.63 cents
--------------------------------------------------------------
August                  4.16 cents             3.63 cents
--------------------------------------------------------------
September               4.03 cents             3.51 cents
--------------------------------------------------------------
TOTAL                  50.59 CENTS            44.09 CENTS
--------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, the Fund's portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.


10 | Annual Report

MANAGER'S DISCUSSION

The mixture of our value-oriented philosophy of investing primarily for income and a relatively steep municipal yield curve compared to Treasuries favored the use of longer-term bonds. Consequently, we sought to remain fully invested in bonds that ranged from 15 to 30 years in maturity with good call features.

Thank you for your continued participation in Franklin New York Insured Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 11

PERFORMANCE SUMMARY AS OF 9/30/05

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRNYX)                                CHANGE   9/30/05  9/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.02    $11.62   $11.64
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
--------------------------------------------------------------------------------
Dividend Income                              $0.5059
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FNYKX)                                CHANGE   9/30/05  9/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.03    $11.78   $11.81
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
--------------------------------------------------------------------------------
Dividend Income                              $0.4409
--------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN INCLUDES MAXIMUM SALES CHARGES.

---------------------------------------------------------------------------------------------
CLASS A                                                    1-YEAR      5-YEAR       10-YEAR
---------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                 +4.23%      +32.65%       +71.27%
---------------------------------------------------------------------------------------------
Average Annual Total Return(2)                             -0.22%       +4.90%        +5.07%
---------------------------------------------------------------------------------------------
   Distribution Rate(3)                        3.98%
---------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(4)     6.97%
---------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)                3.09%
---------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(4)                 5.41%
---------------------------------------------------------------------------------------------
CLASS C                                                    1-YEAR       5-YEAR       10-YEAR
---------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                 +3.52%      +29.16%       +62.58%
---------------------------------------------------------------------------------------------
Average Annual Total Return(2)                             +2.52%       +5.25%        +4.98%
---------------------------------------------------------------------------------------------
   Distribution Rate(3)                        3.58%
---------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(4)     6.27%
---------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)                2.68%
---------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(4)                 4.69%
---------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


12 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

CLASS A (10/1/95-9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Franklin               Lehman Brothers
               New York Insured           Municipal Bond
             Tax-Free Income Fund             Index(6)          CPI(6)
             --------------------             --------          ------

 10/1/1995          $9,576                     $10,000          $10,000
10/31/1995          $9,748                     $10,145          $10,033
11/30/1995          $9,904                     $10,314          $10,026
12/31/1995         $10,009                     $10,413          $10,020
 1/31/1996         $10,078                     $10,492          $10,078
 2/29/1996         $10,006                     $10,421          $10,111
 3/31/1996          $9,882                     $10,288          $10,163
 4/30/1996          $9,845                     $10,258          $10,202
 5/31/1996          $9,853                     $10,255          $10,222
 6/30/1996          $9,960                     $10,366          $10,228
 7/31/1996         $10,031                     $10,460          $10,248
 8/31/1996         $10,039                     $10,458          $10,268
 9/30/1996         $10,193                     $10,604          $10,300
10/31/1996         $10,292                     $10,724          $10,333
11/30/1996         $10,484                     $10,920          $10,352
12/31/1996         $10,437                     $10,874          $10,352
 1/31/1997         $10,418                     $10,895          $10,385
 2/28/1997         $10,500                     $10,995          $10,418
 3/31/1997         $10,378                     $10,848          $10,444
 4/30/1997         $10,471                     $10,939          $10,457
 5/31/1997         $10,611                     $11,104          $10,450
 6/30/1997         $10,723                     $11,222          $10,463
 7/31/1997         $11,026                     $11,533          $10,477
 8/31/1997         $10,901                     $11,425          $10,496
 9/30/1997         $11,015                     $11,560          $10,522
10/31/1997         $11,111                     $11,634          $10,548
11/30/1997         $11,168                     $11,703          $10,542
12/31/1997         $11,351                     $11,874          $10,529
 1/31/1998         $11,428                     $11,996          $10,548
 2/28/1998         $11,427                     $12,000          $10,568
 3/31/1998         $11,455                     $12,010          $10,587
 4/30/1998         $11,383                     $11,956          $10,607
 5/31/1998         $11,588                     $12,145          $10,627
 6/30/1998         $11,645                     $12,193          $10,640
 7/31/1998         $11,661                     $12,224          $10,653
 8/31/1998         $11,819                     $12,413          $10,666
 9/30/1998         $11,957                     $12,567          $10,679
10/31/1998         $11,964                     $12,567          $10,705
11/30/1998         $12,012                     $12,611          $10,705
12/31/1998         $12,026                     $12,643          $10,698
 1/31/1999         $12,136                     $12,793          $10,725
 2/28/1999         $12,102                     $12,738          $10,738
 3/31/1999         $12,118                     $12,755          $10,770
 4/30/1999         $12,135                     $12,787          $10,849
 5/31/1999         $12,068                     $12,713          $10,849
 6/30/1999         $11,917                     $12,530          $10,849
 7/31/1999         $11,923                     $12,575          $10,881
 8/31/1999         $11,803                     $12,475          $10,907
 9/30/1999         $11,766                     $12,480          $10,960
10/31/1999         $11,602                     $12,345          $10,979
11/30/1999         $11,716                     $12,476          $10,986
12/31/1999         $11,616                     $12,383          $10,986
 1/31/2000         $11,558                     $12,329          $11,018
 2/29/2000         $11,718                     $12,472          $11,084
 3/31/2000         $11,954                     $12,745          $11,175
 4/30/2000         $11,885                     $12,670          $11,181
 5/31/2000         $11,816                     $12,604          $11,195
 6/30/2000         $12,100                     $12,938          $11,253
 7/31/2000         $12,218                     $13,118          $11,279
 8/31/2000         $12,382                     $13,320          $11,279
 9/30/2000         $12,356                     $13,250          $11,338
10/31/2000         $12,465                     $13,395          $11,358
11/30/2000         $12,563                     $13,496          $11,364
12/31/2000         $12,877                     $13,830          $11,358
 1/31/2001         $12,919                     $13,967          $11,430
 2/28/2001         $12,973                     $14,011          $11,475
 3/31/2001         $13,062                     $14,137          $11,501
 4/30/2001         $12,990                     $13,984          $11,547
 5/31/2001         $13,091                     $14,134          $11,599
 6/30/2001         $13,158                     $14,229          $11,619
 7/31/2001         $13,330                     $14,439          $11,586
 8/31/2001         $13,514                     $14,677          $11,586
 9/30/2001         $13,427                     $14,628          $11,638
10/31/2001         $13,565                     $14,802          $11,599
11/30/2001         $13,502                     $14,678          $11,580
12/31/2001         $13,389                     $14,539          $11,534
 1/31/2002         $13,586                     $14,791          $11,560
 2/28/2002         $13,712                     $14,969          $11,606
 3/31/2002         $13,514                     $14,676          $11,671
 4/30/2002         $13,714                     $14,963          $11,736
 5/31/2002         $13,770                     $15,054          $11,736
 6/30/2002         $13,861                     $15,213          $11,743
 7/31/2002         $14,039                     $15,408          $11,756
 8/31/2002         $14,193                     $15,594          $11,795
 9/30/2002         $14,566                     $15,935          $11,815
10/31/2002         $14,348                     $15,671          $11,834
11/30/2002         $14,289                     $15,606          $11,834
12/31/2002         $14,618                     $15,935          $11,808
 1/31/2003         $14,571                     $15,895          $11,860
 2/28/2003         $14,751                     $16,117          $11,952
 3/31/2003         $14,781                     $16,127          $12,023
 4/30/2003         $14,911                     $16,233          $11,997
 5/31/2003         $15,232                     $16,613          $11,978
 6/30/2003         $15,172                     $16,543          $11,991
 7/31/2003         $14,638                     $15,964          $12,004
 8/31/2003         $14,745                     $16,083          $12,050
 9/30/2003         $15,084                     $16,556          $12,089
10/31/2003         $15,024                     $16,472          $12,076
11/30/2003         $15,184                     $16,644          $12,043
12/31/2003         $15,305                     $16,782          $12,030
 1/31/2004         $15,413                     $16,878          $12,089
 2/29/2004         $15,627                     $17,132          $12,154
 3/31/2004         $15,565                     $17,072          $12,232
 4/30/2004         $15,185                     $16,668          $12,272
 5/31/2004         $15,123                     $16,608          $12,343
 6/30/2004         $15,167                     $16,668          $12,383
 7/31/2004         $15,357                     $16,887          $12,363
 8/31/2004         $15,616                     $17,226          $12,369
 9/30/2004         $15,727                     $17,317          $12,396
10/31/2004         $15,893                     $17,466          $12,461
11/30/2004         $15,747                     $17,322          $12,467
12/31/2004         $15,954                     $17,534          $12,422
 1/31/2005         $16,122                     $17,698          $12,448
 2/28/2005         $16,084                     $17,639          $12,520
 3/31/2005         $16,019                     $17,527          $12,617
 4/30/2005         $16,216                     $17,804          $12,702
 5/31/2005         $16,329                     $17,930          $12,689
 6/30/2005         $16,443                     $18,041          $12,696
 7/31/2005         $16,347                     $17,959          $12,755
 8/31/2005         $16,504                     $18,141          $12,820
 9/30/2005         $16,400                     $18,018          $12,977

AVERAGE ANNUAL TOTAL RETURN

---------------------------
CLASS A             9/30/05
---------------------------
1-Year               -0.22%
---------------------------
5-Year               +4.90%
---------------------------
10-Year              +5.07%
---------------------------


CLASS C (10/1/95-9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Franklin           Lehman Brothers
                    New York Insured        Municipal Bond
                  Tax-Free Income Fund          Index(6)        CPI(6)
                  -----------------------------------------------------
       10/1/1995         $10,000                $10,000        $10,000
      10/31/1995         $10,174                $10,145        $10,033
      11/30/1995         $10,340                $10,314        $10,026
      12/31/1995         $10,433                $10,413        $10,020
       1/31/1996         $10,509                $10,492        $10,078
       2/29/1996         $10,430                $10,421        $10,111
       3/31/1996         $10,295                $10,288        $10,163
       4/30/1996         $10,253                $10,258        $10,202
       5/31/1996         $10,256                $10,255        $10,222
       6/30/1996         $10,361                $10,366        $10,228
       7/31/1996         $10,437                $10,460        $10,248
       8/31/1996         $10,438                $10,458        $10,268
       9/30/1996         $10,599                $10,604        $10,300
      10/31/1996         $10,687                $10,724        $10,333
      11/30/1996         $10,879                $10,920        $10,352
      12/31/1996         $10,836                $10,874        $10,352
       1/31/1997         $10,811                $10,895        $10,385
       2/28/1997         $10,890                $10,995        $10,418
       3/31/1997         $10,759                $10,848        $10,444
       4/30/1997         $10,849                $10,939        $10,457
       5/31/1997         $10,998                $11,104        $10,450
       6/30/1997         $11,108                $11,222        $10,463
       7/31/1997         $11,414                $11,533        $10,477
       8/31/1997         $11,280                $11,425        $10,496
       9/30/1997         $11,392                $11,560        $10,522
      10/31/1997         $11,485                $11,634        $10,548
      11/30/1997         $11,538                $11,703        $10,542
      12/31/1997         $11,721                $11,874        $10,529
       1/31/1998         $11,804                $11,996        $10,548
       2/28/1998         $11,797                $12,000        $10,568
       3/31/1998         $11,830                $12,010        $10,587
       4/30/1998         $11,751                $11,956        $10,607
       5/31/1998         $11,955                $12,145        $10,627
       6/30/1998         $12,007                $12,193        $10,640
       7/31/1998         $12,019                $12,224        $10,653
       8/31/1998         $12,184                $12,413        $10,666
       9/30/1998         $12,309                $12,567        $10,679
      10/31/1998         $12,313                $12,567        $10,705
      11/30/1998         $12,359                $12,611        $10,705
      12/31/1998         $12,370                $12,643        $10,698
       1/31/1999         $12,469                $12,793        $10,725
       2/28/1999         $12,431                $12,738        $10,738
       3/31/1999         $12,450                $12,755        $10,770
       4/30/1999         $12,459                $12,787        $10,849
       5/31/1999         $12,384                $12,713        $10,849
       6/30/1999         $12,223                $12,530        $10,849
       7/31/1999         $12,222                $12,575        $10,881
       8/31/1999         $12,093                $12,475        $10,907
       9/30/1999         $12,050                $12,480        $10,960
      10/31/1999         $11,889                $12,345        $10,979
      11/30/1999         $11,997                $12,476        $10,986
      12/31/1999         $11,880                $12,383        $10,986
       1/31/2000         $11,817                $12,329        $11,018
       2/29/2000         $11,973                $12,472        $11,084
       3/31/2000         $12,206                $12,745        $11,175
       4/30/2000         $12,132                $12,670        $11,181
       5/31/2000         $12,057                $12,604        $11,195
       6/30/2000         $12,349                $12,938        $11,253
       7/31/2000         $12,463                $13,118        $11,279
       8/31/2000         $12,622                $13,320        $11,279
       9/30/2000         $12,579                $13,250        $11,338
      10/31/2000         $12,695                $13,395        $11,358
      11/30/2000         $12,788                $13,496        $11,364
      12/31/2000         $13,098                $13,830        $11,358
       1/31/2001         $13,135                $13,967        $11,430
       2/28/2001         $13,183                $14,011        $11,475
       3/31/2001         $13,277                $14,137        $11,501
       4/30/2001         $13,199                $13,984        $11,547
       5/31/2001         $13,294                $14,134        $11,599
       6/30/2001         $13,355                $14,229        $11,619
       7/31/2001         $13,521                $14,439        $11,586
       8/31/2001         $13,699                $14,677        $11,586
       9/30/2001         $13,607                $14,628        $11,638
      10/31/2001         $13,738                $14,802        $11,599
      11/30/2001         $13,669                $14,678        $11,580
      12/31/2001         $13,550                $14,539        $11,534
       1/31/2002         $13,741                $14,791        $11,560
       2/28/2002         $13,872                $14,969        $11,606
       3/31/2002         $13,656                $14,676        $11,671
       4/30/2002         $13,849                $14,963        $11,736
       5/31/2002         $13,910                $15,054        $11,736
       6/30/2002         $13,995                $15,213        $11,743
       7/31/2002         $14,166                $15,408        $11,756
       8/31/2002         $14,325                $15,594        $11,795
       9/30/2002         $14,679                $15,935        $11,815
      10/31/2002         $14,455                $15,671        $11,834
      11/30/2002         $14,391                $15,606        $11,834
      12/31/2002         $14,723                $15,935        $11,808
       1/31/2003         $14,671                $15,895        $11,860
       2/28/2003         $14,843                $16,117        $11,952
       3/31/2003         $14,866                $16,127        $12,023
       4/30/2003         $14,989                $16,233        $11,997
       5/31/2003         $15,301                $16,613        $11,978
       6/30/2003         $15,234                $16,543        $11,991
       7/31/2003         $14,697                $15,964        $12,004
       8/31/2003         $14,795                $16,083        $12,050
       9/30/2003         $15,136                $16,556        $12,089
      10/31/2003         $15,069                $16,472        $12,076
      11/30/2003         $15,219                $16,644        $12,043
      12/31/2003         $15,332                $16,782        $12,030
       1/31/2004         $15,419                $16,878        $12,089
       2/29/2004         $15,637                $17,132        $12,154
       3/31/2004         $15,568                $17,072        $12,232
       4/30/2004         $15,187                $16,668        $12,272
       5/31/2004         $15,118                $16,608        $12,343
       6/30/2004         $15,141                $16,668        $12,383
       7/31/2004         $15,322                $16,887        $12,363
       8/31/2004         $15,583                $17,226        $12,369
       9/30/2004         $15,698                $17,317        $12,396
      10/31/2004         $15,841                $17,466        $12,461
      11/30/2004         $15,704                $17,322        $12,467
      12/31/2004         $15,901                $17,534        $12,422
       1/31/2005         $16,044                $17,698        $12,448
       2/28/2005         $16,000                $17,639        $12,520
       3/31/2005         $15,928                $17,527        $12,617
       4/30/2005         $16,127                $17,804        $12,702
       5/31/2005         $16,231                $17,930        $12,689
       6/30/2005         $16,335                $18,041        $12,696
       7/31/2005         $16,234                $17,959        $12,755
       8/31/2005         $16,394                $18,141        $12,820
       9/30/2005         $16,258                $18,018        $12,977

AVERAGE ANNUAL TOTAL RETURN

---------------------------
CLASS C             9/30/05
---------------------------
1-Year               +2.52%
---------------------------
5-Year               +5.25%
---------------------------
10-Year              +4.98%
---------------------------


                                                              Annual Report | 13

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT MAY INVEST A GREATER PORTION OF ITS ASSETS IN ONE ISSUER THAN A DIVERSIFIED FUND. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(3) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 9/30/05.

(4) Taxable equivalent distribution rate and yield assume the published rates as of 6/3/05 for the maximum combined federal and New York state and City personal income tax bracket of 42.90%, based on the federal income tax rate of 35.00%.

(5) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/05.

(6) Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.


14 | Annual Report

YOUR FUND'S EXPENSES

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS

ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 15

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------------
                                                  BEGINNING ACCOUNT      ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                             VALUE 3/31/05        VALUE 9/30/05     PERIOD* 3/31/05-9/30/05
------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000              $1,023.40               $3.55
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000              $1,021.56               $3.55
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000              $1,020.30               $6.33
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000              $1,018.80               $6.33
------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.70% and C: 1.25%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


16 | Annual Report

FRANKLIN NEW YORK INTERMEDIATE-TERM
TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Intermediate-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes and by maintaining a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of 3 to 10 years.(1)

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin New York Intermediate-Term Tax-Free Income Fund
9/30/05

--------------------------------------------------------------------------------
                                                              % OF TOTAL
RATINGS                                                  LONG-TERM INVESTMENTS**
--------------------------------------------------------------------------------
AAA                                                               61.5%
--------------------------------------------------------------------------------
AA                                                                12.0%
--------------------------------------------------------------------------------
A                                                                  6.3%
--------------------------------------------------------------------------------
BBB                                                                1.3%
--------------------------------------------------------------------------------
Below Investment Grade                                             0.1%
--------------------------------------------------------------------------------
Not Rated by S&P                                                  18.8%
--------------------------------------------------------------------------------

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS             MOODY'S      FITCH        INTERNAL
AAA or Aaa            14.5%         --              --
AA or Aa               1.6%         --              --
A                      1.0%         --              --
BBB or Baa               --       0.7%            1.0%
------------------------------------------------------
Total                 17.1%       0.7%            1.0%

--------------------------------------------------------------------------------

This annual report for Franklin New York Intermediate-Term Tax-Free Income Fund covers the fiscal year ended September 30, 2005.

(1) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 44.


                                                              Annual Report | 17

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY
HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY
DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Franklin New York Intermediate-Term
Tax-Free Income Fund
9/30/05

------------------------------------------------------
                                            % OF TOTAL
                                LONG-TERM INVESTMENTS*
------------------------------------------------------
General Obligation                               33.7%
------------------------------------------------------
Subject to Government Appropriations             12.6%
------------------------------------------------------
Utilities                                        10.2%
------------------------------------------------------
Transportation                                    8.4%
------------------------------------------------------
Prerefunded                                       7.9%
------------------------------------------------------
Hospital & Health Care                            7.2%
------------------------------------------------------
Tax-Supported                                     6.7%
------------------------------------------------------
Higher Education                                  5.1%
------------------------------------------------------
Other Revenue                                     4.8%
------------------------------------------------------
Corporate-Backed                                  2.9%
------------------------------------------------------
Housing                                           0.5%
------------------------------------------------------

*     Does not include short-term investments and other net assets.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose, bond prices fell for the 12-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $11.15 on September 30, 2004, to $10.96 on September 30, 2005. The Fund's Class A shares paid dividends totaling 37.87 cents per share for the same period.(2) The Performance Summary beginning on page 20 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.33%, based on an annualization of the current 3.11 cent per share dividend and the maximum offering price of $11.21 on September 30, 2005. An investor in the 2005 maximum combined federal and New York state and City personal income tax bracket of 42.90% would need to earn a distribution rate of 5.83% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the year under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In general, we were limited to reinvesting the proceeds from these bond calls as well as from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, the Fund's portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


18 | Annual Report

DIVIDEND DISTRIBUTIONS(2)
Franklin New York Intermediate-Term Tax-Free Income Fund
10/1/04-9/30/05

--------------------------------------------------------------------------------
                                                  DIVIDEND PER SHARE
                                     -------------------------------------------
MONTH                                       CLASS A                  CLASS C
--------------------------------------------------------------------------------
October                                   3.16 cents                2.65 cents
--------------------------------------------------------------------------------
November                                  3.16 cents                2.65 cents
--------------------------------------------------------------------------------
December                                  3.16 cents                2.63 cents
--------------------------------------------------------------------------------
January                                   3.16 cents                2.63 cents
--------------------------------------------------------------------------------
February                                  3.16 cents                2.63 cents
--------------------------------------------------------------------------------
March                                     3.16 cents                2.64 cents
--------------------------------------------------------------------------------
April                                     3.16 cents                2.64 cents
--------------------------------------------------------------------------------
May                                       3.16 cents                2.64 cents
--------------------------------------------------------------------------------
June                                      3.16 cents                2.68 cents
--------------------------------------------------------------------------------
July                                      3.16 cents                2.68 cents
--------------------------------------------------------------------------------
August                                    3.16 cents                2.68 cents
--------------------------------------------------------------------------------
September                                 3.11 cents                2.63 cents
--------------------------------------------------------------------------------
TOTAL                                    37.87 CENTS               31.78 CENTS
--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

The mixture of our value-oriented philosophy of investing primarily for income and a relatively steep municipal yield curve compared to Treasuries favored the use of longer-term bonds. Consequently, we sought to invest in bonds that ranged from 9 to 14 years in maturity with good call features.

Thank you for your continued participation in Franklin New York
Intermediate-Term Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 19

PERFORMANCE SUMMARY AS OF 9/30/05

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------
CLASS A (SYMBOL: FKNIX)                        CHANGE   9/30/05  9/30/04
--------------------------------------------------------------------------
Net Asset Value (NAV)                          -$0.19    $10.96   $11.15
--------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
--------------------------------------------------------------------------
Dividend Income                      $0.3787
--------------------------------------------------------------------------
CLASS C (SYMBOL: FKNCX)                        CHANGE   9/30/05   9/30/04
--------------------------------------------------------------------------
Net Asset Value (NAV)                          -$0.19    $10.97   $11.16
--------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
--------------------------------------------------------------------------
Dividend Income                      $0.3178
--------------------------------------------------------------------------

PERFORMANCE(1)

CLASS A: 2.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN INCLUDES MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------
CLASS A                                                 1-YEAR     5-YEAR        10-YEAR
-----------------------------------------------------------------------------------------------
Cumulative Total Return(2)                               +1.72%    +29.80%        +9.47%
-----------------------------------------------------------------------------------------------
Average Annual Total Return(3)                           -0.60%     +4.87%        +5.17%
-----------------------------------------------------------------------------------------------
   Distribution Rate(4)                       3.33%
-----------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)    5.83%
-----------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)               2.76%
-----------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)                4.83%
-----------------------------------------------------------------------------------------------
CLASS C                                                            1-YEAR    INCEPTION (7/1/03)
-----------------------------------------------------------------------------------------------
Cumulative Total Return(2)                                          +1.16%        +3.99%
-----------------------------------------------------------------------------------------------
Average Annual Total Return(3)                                      +0.17%        +1.75%
-----------------------------------------------------------------------------------------------
   Distribution Rate(4)                       2.88%
-----------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)    5.04%
-----------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)               2.28%
-----------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)                3.99%
-----------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


20 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

CLASS A (10/1/95-9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Franklin New York     Lehman Brothers
               Intermediate-Term    Municipal Bond Index:
             Tax-Free Income Fund   10-Year Component(7)    CPI(7)
             --------------------   ---------------------   -------
 10/1/1995          $9,771               $10,000            $10,000
10/31/1995          $9,910               $10,115            $10,033
11/30/1995         $10,022               $10,251            $10,026
12/31/1995         $10,076               $10,314            $10,020
 1/31/1996         $10,140               $10,418            $10,078
 2/29/1996         $10,068               $10,376            $10,111
 3/31/1996          $9,986               $10,247            $10,163
 4/30/1996          $9,982               $10,210            $10,202
 5/31/1996          $9,958               $10,182            $10,222
 6/30/1996         $10,053               $10,278            $10,228
 7/31/1996         $10,149               $10,377            $10,248
 8/31/1996         $10,135               $10,377            $10,268
 9/30/1996         $10,271               $10,484            $10,300
10/31/1996         $10,368               $10,616            $10,333
11/30/1996         $10,537               $10,831            $10,352
12/31/1996         $10,512               $10,782            $10,352
 1/31/1997         $10,549               $10,825            $10,385
 2/28/1997         $10,648               $10,927            $10,418
 3/31/1997         $10,540               $10,781            $10,444
 4/30/1997         $10,629               $10,860            $10,457
 5/31/1997         $10,761               $11,014            $10,450
 6/30/1997         $10,861               $11,135            $10,463
 7/31/1997         $11,130               $11,448            $10,477
 8/31/1997         $11,062               $11,337            $10,496
 9/30/1997         $11,185               $11,481            $10,522
10/31/1997         $11,256               $11,542            $10,548
11/30/1997         $11,316               $11,595            $10,542
12/31/1997         $11,451               $11,778            $10,529
 1/31/1998         $11,554               $11,909            $10,548
 2/28/1998         $11,572               $11,908            $10,568
 3/31/1998         $11,578               $11,900            $10,587
 4/30/1998         $11,529               $11,834            $10,607
 5/31/1998         $11,721               $12,036            $10,627
 6/30/1998         $11,781               $12,080            $10,640
 7/31/1998         $11,787               $12,099            $10,653
 8/31/1998         $11,971               $12,310            $10,666
 9/30/1998         $12,099               $12,493            $10,679
10/31/1998         $12,113               $12,498            $10,705
11/30/1998         $12,162               $12,535            $10,705
12/31/1998         $12,211               $12,574            $10,698
 1/31/1999         $12,385               $12,767            $10,725
 2/28/1999         $12,308               $12,652            $10,738
 3/31/1999         $12,310               $12,646            $10,770
 4/30/1999         $12,346               $12,680            $10,849
 5/31/1999         $12,267               $12,591            $10,849
 6/30/1999         $12,060               $12,357            $10,849
 7/31/1999         $12,108               $12,440            $10,881
 8/31/1999         $12,028               $12,394            $10,907
 9/30/1999         $12,055               $12,436            $10,960
10/31/1999         $11,929               $12,348            $10,979
11/30/1999         $12,051               $12,483            $10,986
12/31/1999         $11,996               $12,418            $10,986
 1/31/2000         $11,929               $12,367            $11,018
 2/29/2000         $12,042               $12,464            $11,084
 3/31/2000         $12,264               $12,707            $11,175
 4/30/2000         $12,222               $12,643            $11,181
 5/31/2000         $12,156               $12,568            $11,195
 6/30/2000         $12,454               $12,909            $11,253
 7/31/2000         $12,607               $13,088            $11,279
 8/31/2000         $12,797               $13,291            $11,279
 9/30/2000         $12,754               $13,230            $11,338
10/31/2000         $12,884               $13,365            $11,358
11/30/2000         $12,953               $13,438            $11,364
12/31/2000         $13,246               $13,754            $11,358
 1/31/2001         $13,390               $13,931            $11,430
 2/28/2001         $13,422               $13,955            $11,475
 3/31/2001         $13,540               $14,073            $11,501
 4/30/2001         $13,417               $13,900            $11,547
 5/31/2001         $13,562               $14,051            $11,599
 6/30/2001         $13,641               $14,135            $11,619
 7/31/2001         $13,797               $14,328            $11,586
 8/31/2001         $14,019               $14,573            $11,586
 9/30/2001         $13,968               $14,553            $11,638
10/31/2001         $14,113               $14,733            $11,599
11/30/2001         $13,998               $14,543            $11,580
12/31/2001         $13,827               $14,389            $11,534
 1/31/2002         $14,077               $14,661            $11,560
 2/28/2002         $14,275               $14,870            $11,606
 3/31/2002         $13,953               $14,564            $11,671
 4/30/2002         $14,282               $14,901            $11,736
 5/31/2002         $14,332               $14,972            $11,736
 6/30/2002         $14,515               $15,158            $11,743
 7/31/2002         $14,699               $15,360            $11,756
 8/31/2002         $14,884               $15,560            $11,795
 9/30/2002         $15,191               $15,931            $11,815
10/31/2002         $14,916               $15,642            $11,834
11/30/2002         $14,789               $15,513            $11,834
12/31/2002         $15,141               $15,853            $11,808
 1/31/2003         $15,065               $15,768            $11,860
 2/28/2003         $15,320               $16,040            $11,952
 3/31/2003         $15,313               $16,048            $12,023
 4/30/2003         $15,443               $16,168            $11,997
 5/31/2003         $15,852               $16,631            $11,978
 6/30/2003         $15,759               $16,551            $11,991
 7/31/2003         $15,120               $15,857            $12,004
 8/31/2003         $15,265               $15,992            $12,050
 9/30/2003         $15,733               $16,531            $12,089
10/31/2003         $15,597               $16,404            $12,076
11/30/2003         $15,758               $16,581            $12,043
12/31/2003         $15,876               $16,756            $12,030
 1/31/2004         $15,951               $16,827            $12,089
 2/29/2004         $16,213               $17,123            $12,154
 3/31/2004         $16,074               $17,025            $12,232
 4/30/2004         $15,690               $16,555            $12,272
 5/31/2004         $15,681               $16,565            $12,343
 6/30/2004         $15,713               $16,620            $12,383
 7/31/2004         $15,918               $16,848            $12,363
 8/31/2004         $16,225               $17,217            $12,369
 9/30/2004         $16,286               $17,308            $12,396
10/31/2004         $16,405               $17,446            $12,461
11/30/2004         $16,202               $17,249            $12,467
12/31/2004         $16,380               $17,451            $12,422
 1/31/2005         $16,471               $17,599            $12,448
 2/28/2005         $16,370               $17,488            $12,520
 3/31/2005         $16,224               $17,335            $12,617
 4/30/2005         $16,494               $17,671            $12,702
 5/31/2005         $16,571               $17,790            $12,689
 6/30/2005         $16,648               $17,892            $12,696
 7/31/2005         $16,531               $17,740            $12,755
 8/31/2005         $16,668               $17,956            $12,820
 9/30/2005         $16,558               $17,793            $12,977

AVERAGE ANNUAL TOTAL RETURN

---------------------------
CLASS A             9/30/05
---------------------------
1-Year               -0.60%
---------------------------
5-Year               +4.87%
---------------------------
10-Year              +5.17%
---------------------------

CLASS C (7/1/03-9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Franklin New York          Lehman Brothers
                Intermediate-Term        Municipal Bond Index:
              Tax-Free Income Fund       10-Year Component(7)     CPI(7)
              --------------------       ---------------------    ------
  7/1/2003           $10,000                     $10,000          $10,000
 7/31/2003            $9,589                      $9,580          $10,011
 8/31/2003            $9,685                      $9,662          $10,049
 9/30/2003            $9,978                      $9,988          $10,082
10/31/2003            $9,887                      $9,911          $10,071
11/30/2003            $9,983                     $10,018          $10,044
12/31/2003           $10,053                     $10,124          $10,033
 1/31/2004           $10,097                     $10,167          $10,082
 2/29/2004           $10,257                     $10,345          $10,136
 3/31/2004           $10,165                     $10,286          $10,201
 4/30/2004            $9,918                     $10,002          $10,234
 5/31/2004            $9,908                     $10,008          $10,294
 6/30/2004            $9,932                     $10,042          $10,327
 7/31/2004           $10,047                     $10,179          $10,310
 8/31/2004           $10,246                     $10,402          $10,316
 9/30/2004           $10,270                     $10,457          $10,338
10/31/2004           $10,340                     $10,541          $10,392
11/30/2004           $10,217                     $10,421          $10,397
12/31/2004           $10,315                     $10,544          $10,359
 1/31/2005           $10,368                     $10,633          $10,381
 2/28/2005           $10,308                     $10,566          $10,441
 3/31/2005           $10,202                     $10,474          $10,523
 4/30/2005           $10,367                     $10,676          $10,593
 5/31/2005           $10,420                     $10,748          $10,582
 6/30/2005           $10,464                     $10,810          $10,588
 7/31/2005           $10,376                     $10,718          $10,637
 8/31/2005           $10,458                     $10,848          $10,691
 9/30/2005           $10,399                     $10,750          $10,822

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
CLASS C                             9/30/05
-------------------------------------------
1-Year                               +0.17%
-------------------------------------------
Since Inception (7/1/03)             +1.75%
-------------------------------------------


                                                              Annual Report | 21

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

(2) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(4) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 9/30/05.

(5) Taxable equivalent distribution rate and yield assume the published rates as of 6/3/05 for the maximum combined federal and New York state and City personal income tax bracket of 42.90%, based on the federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/05.

(7)   Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond
      Index: 10-Year Component is a market value-weighted index engineered for the long-term tax-exempt bond market. It is the 10-year (8-12) component of the Municipal Bond Index. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.


22 | Annual Report

YOUR FUND'S EXPENSES

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 23

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------------------
                                                  BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                             VALUE 3/31/05       VALUE 9/30/05     PERIOD* 3/31/05-9/30/05
-----------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000              $1,021.00              $3.75
-----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000              $1,021.36              $3.75
-----------------------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000              $1,018.30              $6.48
-----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000              $1,018.65              $6.48
-----------------------------------------------------------------------------------------------------------------


*     Expenses are equal to the annualized expense ratio for each class (A:
      0.74% and C: 1.28%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


24 | Annual Report

FRANKLIN NEW YORK LIMITED-TERM
TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Limited-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes and by maintaining a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of five years or less.(1)

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin New York Limited-Term Tax-Free Income Fund
Based on Total Long-Term Investments as of 9/30/05**

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA ......................     53.4%
AA .......................     14.3%
A ........................      2.8%
Not Rated by S&P .........     29.5%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                        MOODY'S
AAA or Aaa                        25.4%
AA or Aa                           4.1%
---------------------------------------
Total                             29.5%

--------------------------------------------------------------------------------

This annual report for Franklin New York Limited-Term Tax-Free Income Fund covers the fiscal year ended September 30, 2005.

(1) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 50.


                                                              Annual Report | 25

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Franklin New York Limited-Term
Tax-Free Income Fund
9/30/05

-------------------------------------------------------------------
                                                        % OF TOTAL
                                            LONG-TERM INVESTMENTS*
-------------------------------------------------------------------
General Obligation                                           47.9%
-------------------------------------------------------------------
Utilities                                                    13.9%
-------------------------------------------------------------------
Hospital & Health Care                                       12.7%
-------------------------------------------------------------------
Transportation                                                7.3%
-------------------------------------------------------------------
Higher Education                                              5.9%
-------------------------------------------------------------------
Housing                                                       3.7%
-------------------------------------------------------------------
Subject to Government Appropriations                          3.7%
-------------------------------------------------------------------
Tax-Supported                                                 3.7%
-------------------------------------------------------------------
Other Revenue                                                 1.2%
-------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose, bond prices fell for the 12-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $10.02 on September 30, 2004, to $9.92 on September 30, 2005. The Fund's Class A shares paid dividends totaling 16.81 cents per share for the same period.(2) The Performance Summary beginning on page 28 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 1.94%. An investor in the 2005 maximum combined federal and New York state and City personal income tax bracket of 42.90% would need to earn a distribution rate of 3.40% from a taxable investment to match the Fund's Class A tax-free distribution rate.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, the Fund's portfolio becomes well diversified with a broad range of coupons, calls and maturities. The broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


26 | Annual Report

MANAGER'S DISCUSSION

Shorter-term municipal bond market yields generally increased during the reporting period as economic data reflected improved labor conditions and continued U.S. economic growth, and the Federal Reserve Board raised the federal funds target rate eight times. Consistent with our investment philosophy, we invested in bonds we believed could provide the most relative value from an income perspective. Seeking a dollar-weighted average portfolio maturity of five years or less, we concentrated on the one- to two-year range in an effort to take advantage of rising yields. As a result of our strategy, the Fund was positioned to capture changes in short-term interest rates, preserve capital, and produce tax-free income.

Thank you for your continued participation in Franklin New York Limited-Term Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

DIVIDEND DISTRIBUTIONS(2)
Franklin New York Limited-Term
Tax-Free Income Fund - Class A
10/1/04-9/30/05

--------------------------------------------------------
MONTH                                DIVIDEND PER SHARE
--------------------------------------------------------
October                                      1.25 cents
--------------------------------------------------------
November                                     1.25 cents
--------------------------------------------------------
December                                     1.25 cents
--------------------------------------------------------
January                                      1.25 cents
--------------------------------------------------------
February                                     1.25 cents
--------------------------------------------------------
March                                        1.38 cents
--------------------------------------------------------
April                                        1.38 cents
--------------------------------------------------------
May                                          1.55 cents
--------------------------------------------------------
June                                         1.55 cents
--------------------------------------------------------
July                                         1.55 cents
--------------------------------------------------------
August                                       1.55 cents
--------------------------------------------------------
September                                    1.60 cents
--------------------------------------------------------
TOTAL                                       16.81 CENTS
--------------------------------------------------------


                                                              Annual Report | 27

PERFORMANCE SUMMARY AS OF 9/30/05

FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------------------------
 CLASS A (SYMBOL: FNYLX)                                             CHANGE   9/30/05     9/30/04
----------------------------------------------------------------------------------------------------------
 Net Asset Value (NAV)                                               -$0.10    $9.92        $0.02
----------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS (10/1/04-9/30/05)
----------------------------------------------------------------------------------------------------------
 Dividend Income                                      $0.1681
----------------------------------------------------------------------------------------------------------

PERFORMANCE(1)

----------------------------------------------------------------------------------------------------------
 CLASS A                                                                      1-YEAR   INCEPTION (9/2/03)
----------------------------------------------------------------------------------------------------------
 Cumulative Total Return(2)                                                    +0.70%       +2.35%
----------------------------------------------------------------------------------------------------------
 Average Annual Total Return(3)                                                +0.70%       +1.12%
----------------------------------------------------------------------------------------------------------
     Distribution Rate(4)                               1.94%
----------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate(5)            3.40%
----------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield(6)                       2.24%
----------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield(5)                        3.92%
----------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


28 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

CLASS A (9/2/03-9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Franklin New York           Lehman Brothers
                  Limited-Term           Municipal Bond Index:
               Tax-Free Income Fund       5-Year Component(7)      CPI(7)
               --------------------      ---------------------    -------
  9/2/2003            $10,000                  $10,000            $10,000
 9/30/2003            $10,090                  $10,253            $10,033
10/31/2003            $10,060                  $10,186            $10,022
11/30/2003            $10,080                  $10,227             $9,995
12/31/2003            $10,090                  $10,267             $9,984
 1/31/2004            $10,120                  $10,316            $10,033
 2/29/2004            $10,190                  $10,442            $10,087
 3/31/2004            $10,153                  $10,398            $10,152
 4/30/2004            $10,054                  $10,190            $10,184
 5/31/2004            $10,026                  $10,137            $10,244
 6/30/2004            $10,029                  $10,175            $10,276
 7/31/2004            $10,082                  $10,269            $10,260
 8/31/2004            $10,145                  $10,449            $10,265
 9/30/2004            $10,158                  $10,463            $10,287
10/31/2004            $10,181                  $10,521            $10,341
11/30/2004            $10,142                  $10,452            $10,347
12/31/2004            $10,186                  $10,547            $10,309
 1/31/2005            $10,168                  $10,544            $10,330
 2/28/2005            $10,140                  $10,492            $10,390
 3/31/2005            $10,102                  $10,425            $10,471
 4/30/2005            $10,156                  $10,546            $10,542
 5/31/2005            $10,162                  $10,576            $10,531
 6/30/2005            $10,209                  $10,625            $10,536
 7/31/2005            $10,184                  $10,567            $10,585
 8/31/2005            $10,210                  $10,634            $10,639
 9/30/2005            $10,235                  $10,615            $10,769

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------
CLASS A                      9/30/05
-------------------------------------
1-Year                         +0.70%
-------------------------------------
Since Inception (9/2/03)       +1.12%
-------------------------------------

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

(1) The Fund's manager has agreed in advance to waive a portion of its management fees. If the manager had not taken this action, the Fund's distribution rate and total return would have been lower, and yield for the period would have been 1.52%. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

(2) Cumulative total return represents the change in value of an investment over the periods indicated.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(4) Distribution rate is based on an annualization of the 1.60 cent per share current monthly dividend and the maximum offering price of $9.92 on 9/30/05.

(5) Taxable equivalent distribution rate and yield assume the published rates as of 6/3/05 for the maximum combined federal and New York state and City personal income tax bracket of 42.90%, based on the federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/05.

(7)   Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond
      Index: 5-Year Component is a market value-weighted index engineered for the long-term tax-exempt bond market. It is the 5-year (4-6) component of the Municipal Bond Index. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.


                                                              Annual Report | 29

YOUR FUND'S EXPENSES

FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


30 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------------------
                                                  BEGINNING ACCOUNT     ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                             VALUE 3/31/05        VALUE 9/30/05    PERIOD* 3/31/05-9/30/05
-----------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000              $1,012.50              $2.52
-----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000              $1,022.56              $2.54
-----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.50%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                              Annual Report | 31

FRANKLIN NEW YORK
TAX-EXEMPT MONEY FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Tax-Exempt Money Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management, preservation of capital and liquidity by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund tries to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin New York Tax-Exempt Money Fund covers the fiscal year ended September 30, 2005.

PERFORMANCE OVERVIEW

Reflecting rising short-term interest rates for the year under review, Franklin New York Tax-Exempt Money Fund's seven-day effective yield increased from 0.86% on September 30, 2004, to 2.03% on September 30, 2005.

INVESTMENT STRATEGY

We invest predominantly in high-quality, short-term municipal securities whose interest is free from federal income tax and New York state and City personal income taxes. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that a portion of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 90 days or less.

(1) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 53.


32 | Annual Report

MANAGER'S DISCUSSION

Short-term municipal bond yields increased during the reporting period, reflecting the consecutive increases in the federal funds target rate by the Federal Reserve Board. The Bond Market Association Municipal Swap Index, a benchmark for variable rate securities, which make up a large portion of Franklin New York Tax-Exempt Money Fund, averaged a rate of 2.16% for the period under review.(2)

During the reporting period, the Fund participated in several deals including Allegany County bond anticipation notes, New York City Industrial Development Authority Revenue Liberty Bond variable rate demand notes, and Metropolitan Transportation Authority tax-exempt commercial paper.

Thank you for your continued participation in Franklin New York Tax-Exempt Money Fund. We look forward to serving your future investment needs.

(2) Source: Thomson Financial. The Bond Market Association Municipal Swap Index is a weekly high-grade market index composed of seven-day tax-exempt variable rate demand notes produced by the Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues based on several specific criteria.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin New York Tax-Exempt Money Fund
9/30/05

---------------------------------------------------------
                                               % OF TOTAL
                                              INVESTMENTS
---------------------------------------------------------
Variable Rate Notes                                 79.2%
---------------------------------------------------------
Notes and Bonds                                      9.4%
---------------------------------------------------------
Tax-Exempt Commercial Paper                          6.5%
---------------------------------------------------------
Put or Option Tender Bonds                           4.9%
---------------------------------------------------------

PERFORMANCE SUMMARY(1)
Franklin New York Tax-Exempt Money Fund
9/30/05

----------------------------------------------------------
Seven-day effective yield(2)                         2.03%
----------------------------------------------------------
Seven-day annualized yield                           2.01%
----------------------------------------------------------
Taxable equivalent yield(3)                          3.47%
----------------------------------------------------------

(1) The Fund's manager has agreed in advance to waive a portion of its fees. If the manager had not taken this action, the Fund's annualized and effective yields for the period would have been 1.83% and 1.85%. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

(2)   The seven-day effective yield assumes the compounding of daily dividends.

(3) Taxable equivalent yield assumes the published rates as of 6/3/05 for the maximum combined federal and New York state and City personal income tax bracket of 42.90%, based on the federal income tax rate of 35.00%.

Annualized and effective yields are for the seven-day period ended 9/30/05. The Fund's average weighted maturity was 35 days. Yields reflect Fund expenses and fluctuations in interest rates on portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.


                                                              Annual Report | 33

YOUR FUND'S EXPENSES

FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


34 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------------
                                                  BEGINNING ACCOUNT      ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                             VALUE 3/31/05         VALUE 9/30/05    PERIOD* 3/31/05-9/30/05
------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000              $1,008.80               $3.22
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000              $1,021.86               $3.24
------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.64%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                              Annual Report | 35

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND

                                                  --------------------------------------------------------------------------
                                                         YEAR ENDED
                                                        SEPTEMBER 30,                     YEAR ENDED DECEMBER 31,
CLASS A                                               2005      2004(d)         2003         2002         2001         2000
                                                  --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............   $  11.64     $  11.71     $  11.69     $  11.22     $  11.34     $  10.77
                                                  --------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) .....................       0.50         0.39         0.52         0.53         0.55         0.57

 Net realized and unrealized gains (losses) ...      (0.01)       (0.07)        0.02         0.47        (0.11)        0.56
                                                  --------------------------------------------------------------------------

Total from investment operations ..............       0.49         0.32         0.54         1.00         0.44         1.13
                                                  --------------------------------------------------------------------------

Less distributions from net investment income .      (0.51)       (0.39)       (0.52)       (0.53)       (0.56)       (0.56)
                                                  --------------------------------------------------------------------------

Redemption fees ...............................         --(c)        --           --           --           --           --
                                                  --------------------------------------------------------------------------

Net asset value, end of year ..................   $  11.62     $  11.64     $  11.71     $  11.69     $  11.22     $  11.34
                                                  ==========================================================================

Total return(b) ...............................       4.23%        2.77%        4.69%        9.17%        4.00%       10.78%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............   $304,673     $292,813     $296,917     $291,965     $269,449     $234,528

Ratios to average net assets:

 Expenses .....................................       0.70%        0.71%(e)     0.71%        0.71%        0.73%        0.74%

 Net investment income ........................       4.25%        4.44%(e)     4.44%        4.66%        4.83%        5.19%

Portfolio turnover rate .......................      13.65%        7.96%        7.96%        9.52%        7.78%       19.66%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   For the period January 1, 2004 to September 30, 2004. See Note 1.

(e)   Annualized.


36 | See notes to financial statements. | Annual Report

FRANKLIN NEW YORK TAX-FREE TRUST

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND (CONTINUED)

                                                  --------------------------------------------------------------------------
                                                         YEAR ENDED
                                                        SEPTEMBER 30,                    YEAR ENDED DECEMBER 31,
CLASS C                                               2005      2004(d)         2003         2002         2001         2000
                                                  --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............   $  11.81     $  11.87     $  11.84     $  11.35     $  11.46     $  10.88
                                                  --------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) .....................       0.44         0.34         0.46         0.47         0.49         0.51

 Net realized and unrealized gains (losses) ...      (0.03)       (0.06)        0.02         0.49        (0.10)        0.57
                                                  --------------------------------------------------------------------------

Total from investment operations ..............       0.41         0.28         0.48         0.96         0.39         1.08
                                                  --------------------------------------------------------------------------

Less distributions from net investment income .      (0.44)       (0.34)       (0.45)       (0.47)       (0.50)       (0.50)
                                                  --------------------------------------------------------------------------

Redemption fees ...............................         --(c)        --           --           --           --           --
                                                  --------------------------------------------------------------------------

Net asset value, end of year ..................   $  11.78     $  11.81     $  11.87     $  11.84     $  11.35     $  11.46
                                                  ==========================================================================

Total return(b) ...............................       3.52%        2.40%        4.12%        8.65%        3.47%       10.19%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............   $ 40,110     $ 37,606     $ 39,803     $ 29,207     $ 18,947     $ 12,498

Ratios to average net assets:

 Expenses .....................................       1.25%        1.26%(e)     1.27%        1.25%        1.28%        1.28%

 Net investment income ........................       3.70%        3.89%(e)     3.88%        4.12%        4.27%        4.64%

Portfolio turnover rate .......................      13.65%        7.96%        7.96%        9.52%        7.78%       19.66%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   For the period January 1, 2004 to September 30, 2004. See Note 1.

(e)   Annualized.


                         Annual Report | See notes to financial statements. | 37

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005


-------------------------------------------------------------------------------------------------------------------------------
FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.6%
BONDS 98.6%
NEW YORK 98.6%
Amherst IDA Civic Facility Revenue, University of Buffalo Foundation, Student Housing,
 Creekside Project, Series A, AMBAC Insured, 5.00%, 8/01/32 .................................       $2,785,000       $2,892,529
Amsterdam HDC Mortgage Revenue, Refunding, MBIA Insured, 6.25%, 1/01/25 .....................        2,195,000        2,195,000
Babylon IDA Civic Facility Revenue, Winthrop South Nassau University Health Systems East Inc.
 Project, Series A, AMBAC Insured, 6.00%, 8/01/24 ...........................................        4,020,000        4,413,116
Brookhaven GO, Series B, MBIA Insured, 7.00%, 5/01/09 .......................................          200,000          225,096
Buffalo Municipal Water Finance Authority Water System Revenue, FSA Insured, Pre-Refunded,
 6.00%,
  7/01/26 ...................................................................................        1,185,000        1,315,931
  7/01/29 ...................................................................................        3,000,000        3,331,470
Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/09 ...............          900,000        1,005,993
Eastport South Manor Central School District GO, FGIC Insured, 5.00%, 6/15/20 ...............        1,000,000        1,064,930
Fredonia Central School District GO, Refunding, FGIC Insured, 5.00%, 6/01/19 ................        2,300,000        2,420,658
Hempstead Town IDA Civic Facilities Revenue, Hofstra University Project, MBIA Insured,
 5.80%, 7/01/15 .............................................................................        1,340,000        1,394,270
Irvington Union Free School District GO, Refunding, FSA Insured, 5.00%, 4/01/32 .............        5,330,000        5,601,190
Long Island Power Authority Electric System Revenue, General, Refunding, Series A,
  FSA Insured, 5.125%, 12/01/22 .............................................................        5,000,000        5,258,800
  MBIA Insured, 5.75%, 12/01/24 .............................................................        1,540,000        1,648,000
Madison County IDA Civic Facility Revenue,
  College University Project, Series A, MBIA Insured, 5.00%, 7/01/39 ........................        3,750,000        3,903,225
  Morrisville State College Foundation, Series A, 5.00%, 6/01/37 ............................        1,000,000        1,035,890
Middle Country Central School District Centereach GO, FSA Insured, 4.875%, 6/01/20 ..........        1,650,000        1,723,689
Monroe County IDA Civic Facility Revenue, Nazareth College Rochester Project, MBIA Insured,
  5.25%, 10/01/21 ...........................................................................        1,520,000        1,631,446
  5.00%, 10/01/31 ...........................................................................        3,100,000        3,229,797
Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%, 2/15/13 ............        1,055,000        1,227,978
MTA Commuter Facilities Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/23 ........        3,000,000        3,259,590
MTA Dedicated Tax Fund Revenue,
  Refunding, Series A, MBIA Insured, 5.00%, 11/15/30 ........................................        8,000,000        8,324,720
  Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ......................................        2,500,000        2,791,625
  Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 .....................................        2,000,000        2,176,320
MTA Revenue,
  Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ........................................        4,000,000        4,250,640
  Series A, AMBAC Insured, 5.00%, 11/15/21 ..................................................        3,000,000        3,198,480
  Series B, AMBAC Insured, 5.00%, 11/15/25 ..................................................        5,000,000        5,309,600
MTA Service Contract Revenue,
  Refunding, AMBAC Insured, 5.00%, 7/01/30 ..................................................        7,000,000        7,271,110
  Series B, MBIA Insured, 5.00%, 1/01/31 ....................................................        3,000,000        3,112,650
Nassau County GO, Public Improvement, Series E, FSA Insured, ETM, 6.00%, 3/01/20 ............        1,510,000        1,683,061
Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
 Pre-Refunded, 5.75%, 8/01/29 ...............................................................        2,655,000        2,948,749
New York City GO,
  Series A, MBIA Insured, 6.00%, 5/15/30 ....................................................          215,000          238,751
  Series A, MBIA Insured, Pre-Refunded, 6.00%, 5/15/30 ......................................        1,785,000        2,013,855
  Series I, MBIA Insured, 5.00%, 4/15/29 ....................................................        3,000,000        3,097,830
New York City Health and Hospital Corp. Revenue, Health System, Series A, FSA Insured,
 5.125%, 2/15/23 ............................................................................        3,890,000        4,099,943


38 | Annual Report

FRANKLIN NEW YORK TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
New York City IDA Civic Facility Revenue, Polytechnic Prep Country Day School, FSA Insured,
 5.375%, 5/01/29 ............................................................................       $  980,000       $1,039,065
New York City Municipal Water Authority Revenue, Refunding, Series E, FGIC Insured, 5.00%,
 6/15/26 ....................................................................................        1,000,000        1,040,600
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
  Refunding, Series B, FGIC Insured, 5.125%, 6/15/31 ........................................        5,000,000        5,213,750
  Series A, FSA Insured, Pre-Refunded, 5.375%, 6/15/26 ......................................        3,000,000        3,081,210
  Series B, MBIA Insured, 5.75%, 6/15/26 ....................................................        1,285,000        1,321,725
  Series B, MBIA Insured, Pre-Refunded, 5.75%, 6/15/26 ......................................          615,000          633,222
  Series B, MBIA Insured, Pre-Refunded, 5.50%, 6/15/27 ......................................        5,000,000        5,259,150
  Series G, FSA Insured, 5.00%, 6/15/34 .....................................................        3,000,000        3,101,820
New York City Transitional Finance Authority Revenue, Future Tax Secured,
  Series A, FGIC Insured, 5.00%, 5/01/28 ....................................................        6,000,000        6,211,980
  Series C, 4.75%, 5/01/23 ..................................................................        1,800,000        1,837,746
  Series D, MBIA Insured, 5.00%, 2/01/22 ....................................................        2,000,000        2,107,580
New York City Transportation Authority MTA Triborough Bridge and Tunnel Authority COP,
 AMBAC Insured, Pre-Refunded, 5.75%, 1/01/20 ................................................        3,000,000        3,328,320
New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
 Pre-Refunded, 5.25%, 1/01/29 ...............................................................        3,500,000        3,814,195
New York City Trust Cultural Resources Revenue,
  American Museum of Natural History, Series A, MBIA Insured, 5.65%, 4/01/27 ................        2,000,000        2,089,760
  Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 .......................        7,500,000        7,871,625
  New York Botanical Garden, MBIA Insured, 5.75%, 7/01/16 ...................................        2,000,000        2,060,700
  Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34 ...............................        3,000,000        3,130,500
New York State Appropriated Tobacco Corp. Revenue, Asset Backed, Series A-1,
 AMBAC Insured, 5.25%, 6/01/21 ..............................................................        6,000,000        6,432,840
New York State Dormitory Authority Lease Revenue, Master Boces Program, Series A,
 FSA Insured, 5.25%, 8/15/21 ................................................................        1,740,000        1,851,621
New York State Dormitory Authority Revenue,
  Iona College, XLCA Insured, 5.125%, 7/01/32 ...............................................        4,000,000        4,195,800
  School Districts Financing Program, Series D, MBIA Insured, 5.25%, 10/01/23 ...............        1,750,000        1,898,873
  School Districts Financing Program, Series D, MBIA Insured, 5.00%, 10/01/30 ...............        1,750,000        1,825,408
New York State Dormitory Authority Revenues,
  853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19 .....................        1,340,000        1,459,943
  City University System Consolidated, Third General, Series 1, FSA Insured, Pre-Refunded,
    5.50%, 7/01/29 ..........................................................................        1,585,000        1,732,373
  Department of Health, MBIA Insured, Pre-Refunded, 5.50%, 7/01/25 ..........................        2,000,000        2,077,700
  Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 ............        2,000,000        2,150,660
  Insured Mortgage Nursing Home, MBIA Insured, 5.40%, 2/01/31 ...............................          400,000          425,556
  Insured Mortgage Nursing Home, MBIA Insured, 5.50%, 2/01/41 ...............................        1,880,000        2,005,058
  Maimonides Medical Center, MBIA Insured, 5.00%, 8/01/24 ...................................        6,540,000        6,872,755
  Maimonides Medical Center, Series A, MBIA Insured, 5.75%, 8/01/24 .........................        1,500,000        1,542,180
  Mental Health Services, Series D, FSA Insured, Pre-Refunded, 5.25%, 2/15/29 ...............        2,000,000        2,166,764
  Mental Health Services Facilities Improvement, Series A, AMBAC Insured, 5.00%,
    2/15/30 .................................................................................        5,000,000        5,255,300
  Mental Health Services Facilities Improvement, Series A, MBIA Insured, Pre-Refunded,
    5.25%, 8/15/26 ..........................................................................        2,570,000        2,830,675
  Mental Health Services, Refunding, Series B, MBIA Insured, 5.00%, 2/15/24 .................          285,000          296,269


                                                              Annual Report | 39

FRANKLIN NEW YORK TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
New York State Dormitory Authority Revenues, (cont.)
  Mental Health Services, Series B, MBIA Insured, Pre-Refunded, 5.00%, 2/15/24 ..............       $1,975,000       $2,113,606
  Montefiore Hospital, FGIC Insured, 5.00%, 8/01/29 .........................................        2,105,000        2,208,819
  Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33 .........................................        6,000,000        6,286,560
  New York University, Series 2, AMBAC Insured, 5.00%, 7/01/23 ..............................          885,000          922,551
  Non State Supported Debt, Educational Housing Services, Student, AMBAC Insured, 5.25%,
    7/01/30 .................................................................................        5,150,000        5,847,670
  Non State Supported Debt, NYSARC Inc., Refunding, Series A, FSA Insured, 5.00%,
    7/01/26 .................................................................................        3,400,000        3,604,204
  Non State Supported Debt, NYSARC Inc., Refunding, Series A, FSA Insured, 5.00%,
    7/01/34 .................................................................................        2,400,000        2,518,728
  Non State Supported Debt, School Districts Bond Financing, Series B, MBIA Insured, 5.00%,
    10/01/34 ................................................................................        5,000,000        5,252,750
  NYSARC Inc., Series A, FSA Insured, 5.00%, 7/01/26 ........................................        1,700,000        1,790,100
  Pace University, MBIA Insured, Pre-Refunded, 6.00%, 7/01/29 ...............................        3,000,000        3,388,050
  Pace University, Refunding, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ....................        6,500,000        6,932,965
  Series 1, MBIA Insured, 5.00%, 7/01/22 ....................................................        2,000,000        2,106,000
  Series 1, MBIA Insured, 5.00%, 7/01/24 ....................................................        2,000,000        2,097,920
  Siena College, MBIA Insured, 5.00%, 7/01/31 ...............................................        3,500,000        3,641,785
  Siena College, Refunding, MBIA Insured, 5.70%, 7/01/17 ....................................        2,000,000        2,122,360
  St. John's University, Series A, MBIA Insured, 5.25%, 7/01/30 .............................        3,500,000        3,713,010
  St. Vincent's Hospital and Medical Center, AMBAC Insured, 6.00%, 8/01/28 ..................        5,000,000        5,127,550
  University of Rochester, Refunding, Series A, MBIA Insured, 5.00%, 7/01/27 ................        1,000,000        1,028,050
  Upstate Community College, MBIA Insured, Pre-Refunded, 5.125%, 7/01/30 ....................        5,945,000        6,487,125
  Wildwood Programs Inc., Refunding, MBIA Insured, 5.875%, 7/01/15 ..........................        1,000,000        1,041,040
New York State Energy Research and Development Authority PCR, Central Hudson Gas,
 Refunding, Series A, AMBAC Insured, 5.45%, 8/01/27 .........................................        3,500,000        3,715,775
New York State Environmental Facilities Corp. Water Facilities Revenue, Spring Valley Water
 Project, Refunding, Series B, AMBAC Insured, 6.15%, 8/01/24 ................................        3,000,000        3,045,780
New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
 AMBAC Insured, 5.25%, 5/15/31 ..............................................................        4,000,000        4,203,760
New York State Thruway Authority State Personal Income Tax Revenue, Transportation, Series A,
 MBIA Insured, 5.00%, 3/15/22 ...............................................................        5,500,000        5,782,260
New York State Tollway Authority Highway and Bridge Trust Fund Revenue, Series B,
 MBIA Insured, Pre-Refunded, 4.90%, 4/01/20 .................................................        2,120,000        2,299,352
New York State Urban Development Corp. Revenue,
  Correctional Capital Facility, Series 6, AMBAC Insured, Pre-Refunded, 5.375%, 1/01/25 .....        2,480,000        2,544,430
  Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded, 6.00%,
    1/01/29 .................................................................................       11,200,000       12,305,216
Niagara Falls City School District COP, High School Facility, Refunding, FSA Insured, 5.00%,
 6/15/21 ....................................................................................        3,595,000        3,798,405
Niagara Falls City School District COP, High School Facility, MBIA Insured, Pre-Refunded,
 5.375%, 6/15/28 ............................................................................        2,000,000        2,140,440
Niagara Falls Public Improvement GO, MBIA Insured, 6.85%, 3/01/19 ...........................            5,000            5,071
North Hempstead GO, Refunding, Series B, FGIC Insured, 6.40%,
  4/01/15 ...................................................................................        1,065,000        1,287,638
  4/01/16 ...................................................................................        1,000,000        1,221,250


40 | Annual Report

FRANKLIN NEW YORK TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   Port Authority New York and New Jersey Revenue, XLCA Insured, 5.00%, 9/15/27 ..................    $4,500,000        $4,768,785
   Rensselear County GO, AMBAC Insured, 6.70%, 2/15/11 ...........................................       810,000           936,514
   Sachem Central School District Holbrook GO, MBIA Insured, 5.00%, 6/15/30 ......................     1,000,000         1,046,050
   Schenectady IDA Civic Facility Revenue,
     Schaffer Heights, Series A, GNMA Secured, 6.00%, 11/01/30 ...................................     3,000,000         3,200,730
     Schaffer Heights, Series A, GNMA Secured, 6.05%, 11/01/35 ...................................     2,375,000         2,529,921
  (a)Union College Project, Series A, AMBAC Insured, 5.00%, 7/01/32 ..............................     3,845,000         3,997,224
   St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A,
    MBIA Insured, 5.00%, 7/01/28 .................................................................     2,455,000         2,524,624
   Taconic Hills Central School District at Craryville GO, Columbia County, Refunding,
    FGIC Insured, 5.00%, 6/15/27 .................................................................     1,295,000         1,362,547
   Triborough Bridge and Tunnel Authority Revenues, General Purpose, Series B, MBIA Insured,
    Pre-Refunded, 5.20%, 1/01/27 .................................................................     1,000,000         1,130,700
   Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
     AMBAC Insured, 5.75%, 8/01/29 ...............................................................       550,000           597,465
     Refunding, Series A, FSA Insured, 5.125%, 10/01/26 ..........................................     2,000,000         2,079,400
   Warren and Washington Counties IDA Civic Facility Revenue, Series B, FSA Insured, 5.00%,
    12/01/27 .....................................................................................     3,680,000         3,868,342
   Westchester County Health Care Corp. Revenue, Series B, 5.375%, 11/01/30 ......................     1,500,000         1,598,040
   Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 5.00%,
     5/01/30 .....................................................................................     1,015,000         1,063,740
     5/01/35 .....................................................................................     1,050,000         1,097,082
                                                                                                                      ------------
   TOTAL LONG TERM INVESTMENTS (COST $320,266,751) ...............................................                     339,840,039
                                                                                                                      ------------
   SHORT TERM INVESTMENTS 0.6%
   BONDS 0.6%
   NEW YORK 0.6%
(b)Jay Street Development Corp. Courts Facility Lease Revenue,
     Jay Street Project, Series A, Daily VRDN and Put, 2.79%, 5/01/22 ............................       800,000           800,000
     New York City Jay Street Project, Series A-4, Daily VRDN and Put, 2.79%, 5/01/22 ............       100,000           100,000
(b)Long Island Power Authority Electric System Revenue, Sub Series 2, Daily VRDN and Put,
    2.79%, 5/01/33 ...............................................................................     1,000,000         1,000,000
(b)Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
    Series 2, Daily VRDN and Put, 2.80%, 5/01/19 .................................................       200,000           200,000
                                                                                                                      ------------
   TOTAL SHORT TERM INVESTMENTS (COST $2,100,000) ................................................                       2,100,000
                                                                                                                      ------------
   TOTAL INVESTMENTS (COST $322,366,751) 99.2% ...................................................                     341,940,039
   OTHER ASSETS, LESS LIABILITIES 0.8% ...........................................................                       2,842,890
                                                                                                                      ------------
   NET ASSETS 100.0% .............................................................................                    $344,782,929
                                                                                                                      ============

See Selected Portfolio Abbreviations on page 55.

(a) See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.

                         Annual Report | See notes to financial statements. | 41

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

                                                  --------------------------------------------------------------------------
                                                         YEAR ENDED
                                                        SEPTEMBER 30,                    YEAR ENDED DECEMBER 31,
CLASS A                                               2005      2004(d)         2003         2002         2001         2000
                                                  --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............   $  11.15     $  11.16     $  11.04     $  10.51     $  10.56     $  10.08
                                                  --------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) .....................       0.38         0.30         0.41         0.44         0.49         0.52

 Net realized and unrealized gains (losses) ...      (0.19)       (0.02)        0.12         0.54        (0.03)        0.49
                                                  --------------------------------------------------------------------------

Total from investment operations ..............       0.19         0.28         0.53         0.98         0.46         1.01

                                                  --------------------------------------------------------------------------
Less distributions from net investment income .      (0.38)       (0.29)       (0.41)       (0.45)       (0.51)       (0.53)
                                                  --------------------------------------------------------------------------

Redemption fees ...............................         --(c)        --           --           --           --           --
                                                  --------------------------------------------------------------------------

Net asset value, end of year ..................   $  10.96     $  11.15     $  11.16     $  11.04     $  10.51     $  10.56
                                                  ==========================================================================

Total return(b) ...............................       1.72%        2.57%        4.85%        9.46%        4.40%       10.36%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............   $233,785     $227,288     $217,829     $180,829     $113,980     $ 75,703

Ratios to average net assets:

 Expenses .....................................       0.74%        0.75%(e)     0.75%        0.78%        0.82%        0.84%

 Expenses net of waiver and payments by affiliate     0.74%        0.67%        0.60%        0.60%        0.51%        0.45%

 Net investment income ........................       3.40%        3.57%(e)     3.64%        4.05%        4.61%        5.12%

Portfolio turnover rate .......................       5.42%        4.66%        3.35%        8.92%        3.15%       19.95%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   For the period January 1, 2004 to September 30, 2004. See Note 1.

(e)   Annualized.


42 | See notes to financial statements. | Annual Report

FRANKLIN NEW YORK TAX-FREE TRUST

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND (CONTINUED)

                                                    -------------------------------------
                                                        PERIOD ENDED         PERIOD ENDED
                                                        SEPTEMBER 30,        DECEMBER 31,
CLASS C                                                 2005      2004(d)       2003(f)
                                                    --------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............   $  11.16     $  11.17     $  11.27

                                                    --------------------------------------
Income from investment operations:

 Net investment income(a) .......................       0.32         0.25         0.17

 Net realized and unrealized gains (losses) .....      (0.19)       (0.01)       (0.10)
                                                    --------------------------------------

Total from investment operations ................       0.13         0.24         0.07
                                                    --------------------------------------

Less distributions from net investment income ...      (0.32)       (0.25)       (0.17)
                                                    --------------------------------------

Redemption fees .................................         --(c)        --           --
                                                    --------------------------------------

Net asset value, end of year ....................   $  10.97     $  11.16     $  11.17
                                                    ======================================

Total return(b) .................................       1.16%        2.14%        0.64%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................   $ 12,323     $  8,772     $  3,965

Ratios to average net assets:

 Expenses .......................................       1.29%        1.30%(e)     1.30%(e)

 Expenses net of waiver and payments by affiliate       1.29%        1.22%(e)     1.15%(e)

 Net investment income ..........................       2.85%        3.02%(e)     3.09%(e)

Portfolio turnover rate .........................       5.42%        4.66%        3.35%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   For the period January 1, 2004 to September 30, 2004. See Note 1.

(e)   Annualized.

(f)   For the period July 1, 2003 (effective date) to December 31, 2003.


                         Annual Report | See notes to financial statements. | 43

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005

--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 99.2%
BONDS 98.1%
NEW YORK 95.4%
Albany County Airport Authority Revenue, Series B, FSA Insured, 4.75%, 12/15/13 ..............       $1,850,000       $1,927,792
Albany IDA Civic Facility Revenue,
  Albany Medical Center Project, 5.75%, 5/01/09 ..............................................        1,010,000        1,012,848
  St. Rose Project, Series A, AMBAC Insured, 5.00%, 7/01/12 ..................................          420,000          448,232
Amherst IDA Civic Facility Revenue, University of Buffalo Foundation, Student Housing,
 Creekside Project, Series A, AMBAC Insured, 4.625%, 8/01/16 .................................        1,030,000        1,084,848
Bath Central School District GO, Refunding,
  FGIC Insured, 4.00%, 6/15/19 ...............................................................        1,850,000        1,838,345
  FSA Insured, 5.10%, 6/15/13 ................................................................          775,000          828,677
Buffalo GO,
  Refunding, Series C, FGIC Insured, 5.25%, 12/01/15 .........................................        1,225,000        1,331,416
  Series E, FSA Insured, Pre-Refunded, 5.35%, 12/01/12 .......................................          880,000          959,306
Byram Hills Central School District GO, Refunding, ETM, 4.00%, 11/15/10 ......................        1,375,000        1,422,506
Canisteo Central School District GO, Refunding, FSA Insured, 4.25%, 6/15/14 ..................        1,080,000        1,112,951
Clarence Central School District GO, Refunding, FSA Insured, 4.75%, 5/15/15 ..................        2,390,000        2,527,282
Cleveland Hill Union Free School District Cheektowaga GO, Refunding, Series B, FGIC Insured,
  3.50%, 10/15/11 ............................................................................        1,135,000        1,136,214
  4.00%, 10/15/14 ............................................................................        1,000,000        1,016,550
Connetquot Central School District Islip GO, Series B, FSA Insured, 4.40%, 6/15/16 ...........        1,000,000        1,030,860
Dansville Central School District GO, Refunding, Series B, FGIC Insured,
  4.25%, 6/15/11 .............................................................................          930,000          971,552
  4.35%, 6/15/12 .............................................................................          870,000          914,283
  4.45%, 6/15/13 .............................................................................          995,000        1,045,476
Erie County GO,
  FGIC Insured, 4.70%, 11/01/12 ..............................................................          700,000          728,672
  Public Improvement, Series A, FGIC Insured, 4.00%, 9/01/11 .................................        4,255,000        4,360,652
  Public Improvement, Series A, FGIC Insured, 5.625%, 10/01/12 ...............................        1,000,000        1,093,430
Erie County IDA School Facility Revenue, City School District of Buffalo Project, FSA Insured,
 5.00%, 5/01/14 ..............................................................................        2,985,000        3,260,874
Fayetteville-Manlius Central School District GO, Refunding, FGIC Insured, 4.50%, 6/15/15 .....        1,095,000        1,151,042
Fredonia Central School District GO, Refunding, FGIC Insured, 4.125%, 6/01/09 ................        1,000,000        1,033,380
Guilderland Central School District, Refunding, Series A, FSA Insured, 4.00%, 5/15/10 ........        1,260,000        1,296,868
Harborfields Central School District Greenlawn GO, FSA Insured, 5.00%, 6/01/17 ...............        2,105,000        2,234,563
Highland Central School District GO, Refunding, FSA Insured,
  3.75%, 6/15/12 .............................................................................        1,790,000        1,812,160
  4.125%, 6/15/16 ............................................................................        1,080,000        1,096,060
Holland Patent Central School District GO, MBIA Insured, ETM, 4.25%,
  6/15/09 ....................................................................................        1,125,000        1,169,786
  6/15/10 ....................................................................................        1,125,000        1,174,568
Huntington GO, Public Improvement, 4.20%, 9/01/13 ............................................        1,230,000        1,260,652
Jordan-El Bridge Central School District GO, Refunding, FGIC Insured, 4.00%, 6/15/11 .........        1,610,000        1,661,246
Long Island Power Authority Electric System Revenue,
  MBIA Insured, 5.125%, 4/01/11 ..............................................................        1,410,000        1,486,422
  Refunding, Series 8, AMBAC Insured, 5.25%, 4/01/09 .........................................        2,000,000        2,132,960
Madison County IDA Civic Facility Revenue, Morrisville State College Foundation, Series A,
 5.00%, 6/01/15 ..............................................................................        1,000,000        1,075,240


44 | Annual Report

FRANKLIN NEW YORK TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
Middle Country Central School District Centereach GO, FSA Insured, 4.75%, 6/01/17 ..............       $1,650,000       $1,724,316
Monroe County GO,
  Public Improvement, FGIC Insured, 4.30%, 3/01/13 .............................................        3,015,000        3,118,987
  Refunding, AMBAC Insured, 5.00%, 6/01/14 .....................................................        3,000,000        3,267,900
Montgomery Otsego Schoharie Counties Solid Waste Management Authority Revenue, Refunding,
 MBIA Insured, 4.00%,
  1/01/12 ......................................................................................        1,845,000        1,898,302
  1/01/13 ......................................................................................        1,920,000        1,963,546
MTA Dedicated Tax Fund Revenue, Refunding, Series A, FSA Insured, 3.90%, 11/15/12 ..............        4,000,000        4,079,600
MTA Revenue, Series A, MBIA Insured, 5.00%, 11/15/15 ...........................................        2,000,000        2,191,060
MTA Transit Facilities Revenue,
  Series A, Pre-Refunded, 6.00%, 7/01/15 .......................................................        1,500,000        1,652,370
  Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 ..........................................        1,915,000        2,059,572
Nassau County GO,
  General Improvements, Series V, AMBAC Insured, 5.25%, 3/01/13 ................................        1,000,000        1,051,600
  Refunding, Series A, FGIC Insured, 6.00%, 7/01/11 ............................................        1,000,000        1,127,240
Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
 Pre-Refunded, 6.00%, 8/01/10 ..................................................................        1,000,000        1,119,570
New York Bridge Authority Revenue, General, 4.125%, 1/01/13 ....................................        4,000,000        4,107,240
New York City GO,
  Refunding, Series F, 5.25%, 8/01/13 ..........................................................        1,095,000        1,177,015
  Refunding, Series G, XLCA Insured, 5.50%, 8/01/12 ............................................        2,000,000        2,216,460
  Series B, 6.20%, 8/15/06 .....................................................................          770,000          782,828
  Series D, 4.30%, 10/15/16 ....................................................................        3,000,000        3,034,500
  Series F, 6.00%, 8/01/12 .....................................................................           30,000           31,141
  Series F, Pre-Refunded, 6.00%, 8/01/12 .......................................................          670,000          696,592
  Series H, 4.125%, 8/01/11 ....................................................................        1,560,000        1,598,485
  Series J, 5.00%, 6/01/10 .....................................................................        4,000,000        4,253,760
New York City Health and Hospital Corp. Revenue, Health System,
  Refunding, Series A, AMBAC Insured, 4.60%, 2/15/12 ...........................................        1,000,000        1,036,310
  Series A, AMBAC Insured, 5.00%, 2/15/11 ......................................................        2,000,000        2,144,400
  Series A, FSA Insured, 4.15%, 2/15/12 ........................................................          750,000          771,945
  Series A, FSA Insured, 4.30%, 2/15/13 ........................................................        1,000,000        1,025,700
New York City IDA Civic Facility Revenue,
  Institute of International Education Inc. Project, 5.125%, 9/01/16 ...........................        2,320,000        2,447,252
United States Tennis Assn., National 1 Tennis Center Project, Refunding, FSA Insured,
    4.25%, 11/15/14 ............................................................................        3,000,000        3,119,460
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
  Refunding, Series D, 5.00%, 6/15/12 ..........................................................        2,000,000        2,166,380
  Series D, 4.50%, 6/15/11 .....................................................................        2,000,000        2,104,460
New York City Transitional Finance Authority Revenue, Future Tax Secured,
  Series A, 4.75%, 11/15/13 ....................................................................        1,000,000        1,047,720
  Series B, 4.75%, 11/01/16 ....................................................................        2,200,000        2,286,878
  Series B, Pre-Refunded, 6.00%, 11/15/13 ......................................................        1,000,000        1,128,210
New York State Appropriated Tobacco Corp. Revenue, Asset Backed, Series A-1,
 AMBAC Insured, 5.25%, 6/01/21 .................................................................        4,200,000        4,502,988


                                                              Annual Report | 45

FRANKLIN NEW YORK TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities,
  4.00%, 7/01/12 ............................................................................       $2,000,000       $2,024,680
  Series A, 5.50%, 7/01/12 ..................................................................        1,815,000        1,971,780
New York State Dormitory Authority Revenues,
  City University, Refunding, Series F, FGIC Insured, 5.75%, 7/01/09 ........................        1,000,000        1,068,040
  FSA Insured, 5.125%, 2/15/07 ..............................................................        1,000,000        1,029,180
  Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/17 ........................................        1,720,000        1,846,712
  Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/19 ........................................        1,895,000        2,020,088
  Insured Mortgage Nursing Home, MBIA Insured, 4.60%, 2/01/11 ...............................          130,000          130,930
  Iona College, XLCA Insured, 3.875%, 7/01/10 ...............................................        1,000,000        1,024,550
  Kateri Residence, 4.00%, 7/01/10 ..........................................................        1,275,000        1,291,435
  Mandatory Put 5/15/12, Refunding, Series B, 5.25%, 11/15/23 ...............................        2,000,000        2,163,200
  Montefiore Hospital, FGIC Insured, 5.00%, 2/01/18 .........................................        2,975,000        3,175,783
  Mount St. Mary College, Radian Insured, 4.00%, 7/01/12 ....................................        2,080,000        2,100,738
  New York State Department of Health, Refunding, 5.25%, 7/01/17 ............................        5,000,000        5,449,100
  Non State Supported Debt, New School University, MBIA Insured, 4.00%, 7/01/15 .............        1,380,000        1,391,026
  Office of General Services, MBIA Insured, 5.00%, 4/01/18 ..................................        2,000,000        2,075,600
  School District Financing Program, Series C, MBIA Insured, 3.75%, 4/01/11 .................        1,050,000        1,067,735
  School District Financing Program, Series C, MBIA Insured, 4.00%, 4/01/12 .................        1,125,000        1,155,420
  Series 1, MBIA Insured, 5.00%, 7/01/10 ....................................................        5,000,000        5,378,900
  St. John's University, Series A, MBIA Insured, 5.00%, 7/01/14 .............................          750,000          802,815
(a)Supported Debt, State University Dormitory Facilities, Series B, MBIA Insured, 5.00%,
    7/01/17 .................................................................................        2,875,000        3,104,023
  Teachers College, MBIA Insured, 4.00%, 7/01/12 ............................................        1,000,000        1,027,930
  University of Rochester, Series A, 5.25%, 7/01/21 .........................................          500,000          541,845
New York State Energy Research and Development Authority PCR, New York State Electric
 and Gas,
  Series B, MBIA Insured, 4.00%, 10/15/15 ...................................................        5,000,000        5,011,250
  Series D, MBIA Insured, 4.10%, 12/01/15 ...................................................        2,000,000        2,013,780
New York State Energy Research and Development PCR, New York State Electric and Gas,
 MBIA Insured, 4.10%, 3/15/15 ...............................................................        2,000,000        2,014,520
New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
 Revolving Funds, Series B,
  5.80%, 1/15/16 ............................................................................        1,010,000        1,112,404
  Pre-Refunded, 5.80%, 1/15/16 ..............................................................        1,490,000        1,645,571
New York State GO, Refunding, Series A, 4.50%, 3/15/07 ......................................        1,000,000        1,019,900
New York State HFAR, Health Facilities of New York City, Refunding, Series A, 6.00%,
 11/01/08 ...................................................................................        3,045,000        3,135,254
New York State Local Government Assistance Corp. Revenue, Refunding,
  Series A-1, FSA Insured, 5.00%, 4/01/13 ...................................................        2,200,000        2,394,568
  Series B, MBIA Insured, 4.875%, 4/01/20 ...................................................        3,750,000        3,891,712
New York State Municipal Bond Bank Agency Special Program Revenue, Series A, FGIC Insured,
 3.75%, 2/15/13 .............................................................................        1,415,000        1,424,919
New York State Tollway Authority Highway and Bridge Trust Fund Revenue,
  FSA Insured, 5.25%, 4/01/12 ...............................................................        1,620,000        1,780,331
  Series C, FGIC Insured, Pre-Refunded, 5.25%, 4/01/14 ......................................        2,000,000        2,127,200
New York State Tollway Authority Service Contract Revenue, Local Highway and Bridge,
 MBIA Insured, 3.75%, 4/01/12 ...............................................................        2,500,000        2,531,650


46 | Annual Report

FRANKLIN NEW YORK TAX-FREE TRUST

---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
New York State Urban Development Corp. Revenue,
  Correctional Capital Facilities, Refunding, MBIA Insured, 5.00%, 1/01/09 ..................       $1,525,000       $  1,610,186
  Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded, 6.00%,
    1/01/15 .................................................................................        1,000,000          1,098,680
  State Personal Income Tax, Series C-1 Empire State, 4.125%, 12/15/16 ......................        1,490,000          1,501,801
  State Personal Income Tax, Series C-1 Empire State, 4.25%, 12/15/17 .......................        1,955,000          1,979,222
  Youth Facilities, Pre-Refunded, 5.75%, 4/01/10 ............................................          400,000            424,280
Newark Central School District GO, Refunding, FGIC Insured, 3.75%, 6/15/10 ..................        1,630,000          1,660,888
Newfield Central School District GO, Refunding, MBIA Insured, 4.00%, 6/15/15 ................        1,185,000          1,198,142
North Hempstead GO, FGIC Insured, ETM, 6.00%, 7/15/14 .......................................        1,715,000          1,906,188
Olean City School District GO, Refunding, FGIC Insured,
  4.00%, 6/15/11 ............................................................................        1,005,000          1,036,989
  4.00%, 6/15/12 ............................................................................        1,065,000          1,097,131
  4.375%, 6/15/17 ...........................................................................        1,335,000          1,373,568
Phelps-Clifton Springs Central School District GO, Refunding, FGIC Insured, 3.25%,
 6/01/11 ....................................................................................        1,555,000          1,540,678
Port Authority New York and New Jersey Conservation Revenue, FSA Insured, 3.60%,
 7/15/14 ....................................................................................        3,665,000          3,615,962
Rochester GO,
  MBIA Insured, ETM, 4.125%, 2/15/10 ........................................................          520,000            539,630
  Refunding, MBIA Insured, 4.125%, 2/15/10 ..................................................          490,000            506,077
Saratoga Springs City School District GO, Series A, FSA Insured, 4.50%, 6/15/15 .............        1,025,000          1,071,802
Schenectady Metroplex Development Authority Revenue, FGIC Insured, 4.50%, 9/15/21 ...........        1,720,000          1,747,537
Spencerport Central School District GO, MBIA Insured, 4.00%, 6/15/11 ........................        1,165,000          1,202,082
Suffolk County GO, Public Improvement, Refunding, Series A, MBIA Insured, 4.10%,
 4/01/11 ....................................................................................        1,155,000          1,193,415
Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan Complex,
 AMBAC Insured,
  5.25%, 10/15/14 ...........................................................................        1,435,000          1,550,604
  5.00%, 4/15/16 ............................................................................        1,000,000          1,059,550
Suffolk County Water Authority Waterworks Revenue, sub. lien, Refunding, MBIA Insured,
 5.10%, 6/01/13 .............................................................................        2,000,000          2,193,480
Tobacco Settlement Financing Corp. Revenue, Series B-1, 4.00%, 6/01/12 ......................        1,985,000          2,009,237
Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
 AMBAC Insured, 5.75%, 4/01/20 ..............................................................        1,000,000          1,100,830
Western Nassau County Water Authority Water System Revnue, AMBAC Insured, 5.00%,
  5/01/17 ...................................................................................        1,385,000          1,494,207
  5/01/19 ...................................................................................        1,525,000          1,632,711
William Floyd Union Free School District GO, Refunding, MBIA Insured, 4.00%, 6/15/13 ........        1,100,000          1,126,576
Yonkers GO,
  Refunding, Series B, MBIA Insured, 5.00%, 8/01/16 .........................................        1,885,000          2,041,549
  Series A, AMBAC Insured, 5.00%, 12/15/14 ..................................................        1,795,000          1,932,282
  Series B, FSA Insured, 4.00%, 10/15/14 ....................................................        1,810,000          1,832,191
York Central School District GO, Refunding, FSA Insured, 4.00%, 6/15/10 .....................          915,000            944,216
Yorktown Central School District GO, MBIA Insured, 4.625%, 6/15/18 ..........................        1,890,000          1,972,461
                                                                                                                     ------------
                                                                                                                      234,710,221
                                                                                                                     ------------


                                                              Annual Report | 47

FRANKLIN NEW YORK TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES 2.7%
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Hospital Revenue, Mennonite General Hospital Project, Series A, 6.375%,
      7/01/06 .................................................................................    $     285,000     $     285,442
   Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 .....................        3,000,000         3,171,990
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.125%,
    7/01/13 ...................................................................................        1,775,000         1,801,305
   Virgin Islands Water and Power Authority Water System Revenue, Refunding,
     4.875%, 7/01/06 ..........................................................................          890,000           896,141
     5.00%, 7/01/09 ...........................................................................          520,000           535,673
                                                                                                                     --------------
                                                                                                                         6,690,551
                                                                                                                     --------------
   TOTAL BONDS (COST $234,615,925) ............................................................                        241,400,772
                                                                                                                     --------------
   ZERO COUPON/STEP-UP BOND (COST $2,694,358) 1.1%
   NEW YORK 1.1%
   New York State Dormitory Authority Revenues, State University, Capital Appreciation Bond,
    Refunding, Series B, MBIA Insured, 5/15/08 ................................................        3,000,000         2,752,860
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $237,310,283) ............................................                        244,153,632
                                                                                                                     --------------
   SHORT TERM INVESTMENTS 0.9%
   BONDS 0.9%
   NEW YORK 0.9%
(b)Jay Street Development Corp. Courts Facility Lease Revenue,
     Jay Street Project, Series A, Daily VRDN and Put, 2.79%, 5/01/22 .........................          300,000           300,000
     New York City Jay Street Project, Series A-4, Daily VRDN and Put, 2.79%, 5/01/22 .........          100,000           100,000
(b)Long Island Power Authority Electric System Revenue, Sub Series 2, Daily VRDN and Put,
    2.79%, 5/01/33 ............................................................................        1,400,000         1,400,000
(b)New York City GO,
     Sub Series A-7, Daily VRDN and Put, 2.79%, 8/01/20 .......................................          100,000           100,000
     Sub Series E-3, Daily VRDN and Put, 2.79%, 8/01/23 .......................................          100,000           100,000
(b)New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Series A, FGIC Insured, Daily VRDN and Put, 2.80%, 6/15/25 ...............................          200,000           200,000
     Series C, FGIC Insured, Daily VRDN and Put, 2.80%, 6/15/22 ...............................          100,000           100,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $2,300,000) .............................................                          2,300,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $239,610,283) 100.1% ...............................................                        246,453,632
   OTHER ASSETS, LESS LIABILITIES (0.1)% ......................................................                           (345,063)
                                                                                                                     --------------
   NET ASSETS 100.0% ..........................................................................                      $ 246,108,569
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 55.

(a) See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


48 | See notes to financial statements. | Annual Report

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND

                                                          -------------------------------------------
                                                                 YEAR ENDED           PERIOD ENDED
                                                                SEPTEMBER 30,          DECEMBER 31,
CLASS A                                                      2005         2004(c)         2003(e)
                                                          -------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................       $ 10.02         $ 10.06         $ 10.00
                                                          -------------------------------------------

Income from investment operations:

 Net investment income(a) .........................          0.18            0.10            0.04

 Net realized and unrealized gains (losses) .......         (0.11)          (0.03)           0.05
                                                          -------------------------------------------
Total from investment operations ..................          0.07            0.07            0.09
                                                          -------------------------------------------
Less distributions from net investment income .....         (0.17)          (0.11)          (0.03)
                                                          -------------------------------------------
Net asset value, end of year ......................       $  9.92         $ 10.02         $ 10.06
                                                          ===========================================

Total return(b) ...................................          0.70%           0.68%           0.94%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................       $ 9,322         $ 9,816         $ 5,773

Ratios to average net assets:

 Expenses .........................................          1.23%           1.57%(d)        2.22%(d)

 Expenses net of waiver and payments by affiliate .          0.50%           0.50%(d)        0.50%(d)

 Net investment income ............................          1.82%           1.33%(d)        1.18%(d)

Portfolio turnover rate ...........................         14.22%           8.21%             --

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   For the period January 1, 2004 to September 30, 2004. See Note 1.

(d)   Annualized.

(e) For the period September 2, 2003 (commencement of operations) to December 31, 2003.


                         Annual Report | See notes to financial statements. | 49

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005

--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 87.1%
BONDS 87.1%
NEW YORK 84.7%
Albany County GO, Series A, FSA Insured, 2.00%, 11/01/05 .....................................       $  400,000       $  399,724
Brockport Central School District GO, Refunding, FGIC Insured, 3.75%, 6/15/08 ................          125,000          127,373
Buffalo Sewer Authority Revenue, Sewer Systems, Series I, FSA Insured, 2.00%, 7/01/06 ........          100,000           99,114
Candor Central School District GO, Refunding, FSA Insured, 3.75%, 6/15/08 ....................          125,000          127,373
Catskill Central School District GO, FGIC Insured, 3.75%, 6/15/06 ............................          100,000          100,660
Cattaraugus County GO, Public Improvement, Refunding, MBIA Insured, 2.50%, 6/01/06 ...........          500,000          498,610
Chappaqua Central School District GO, Refunding, 2.50%, 10/15/08 .............................          340,000          331,272
Clarkstown GO, Public Improvement, MBIA Insured, 3.75%, 9/15/08 ..............................          105,000          107,023
Erie County IDA School Facility Revenue, City of Buffalo Project, FSA Insured, 4.00%,
 5/01/06 .....................................................................................          100,000          100,635
Franklinville Central School District GO, Series B, FGIC Insured, 3.50%, 6/01/07 .............          100,000          100,960
Gates Chili Center School District GO, FSA Insured, 2.375%, 6/15/08 ..........................          200,000          194,808
Long Island Power Authority Electric System Revenue, Mandatory Put 4/01/07, Refunding,
 Sub Series 8G, MBIA Insured, 5.00%, 4/01/12 .................................................          200,000          205,958
Monroe County GO, Refunding, AMBAC Insured, 4.00%, 6/01/07 ...................................          400,000          406,076
Moravia Central School District GO, Refunding, FSA Insured, 3.375%, 6/01/08 ..................          100,000          100,922
New Rochelle GO, Public Improvement, Refunding, Series A, 3.00%, 1/15/06 .....................          400,000          400,300
New York City HDC, MFHR, Series A, 2.10%, 11/01/05 ...........................................          300,000          299,676
New York City Transitional Finance Authority Revenue, Future Tax Secured, Series E, 2.70%,
 2/01/08 .....................................................................................          200,000          197,398
New York State Dormitory Authority Revenue,
  City University Systems Consolidated, 4th General, Series A, Refunding, 3.00%, 7/01/08 .....          100,000           99,399
  State Personal Income Tax Education, 3.10%, 3/15/08 ........................................          100,000           99,696
New York State Dormitory Authority Revenues,
  Montefiore Hospital, FGIC Insured, 2.875%, 8/01/09 .........................................          500,000          490,155
  Mortgage, White Plains Hospital, FHA Insured, 3.55%, 2/15/10 ...............................          220,000          221,676
  Non Supported Debt, Cerebral Palsy, Pooled, Series A, Assured Guaranty, 4.00%, 7/01/06 .....          250,000          251,767
  University of Rochester, Series A, 3.50%, 7/01/07 ..........................................          225,000          226,962
New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
 Revolving Funds, Refunding, Series C, 4.10%, 6/15/09 ........................................          200,000          206,782
New York State GO, Environmental Quality, Mandatory Put 8/03/06, Series G, 2.95%,
 11/30/18 ....................................................................................          400,000          400,000
New York State Power Authority Revenue, Series A, 4.00%, 11/15/08 ............................          100,000          102,767
New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge, Series A,
 2.75%, 3/15/08 ..............................................................................          250,000          245,857
New York State Urban Development Corp. Revenue, Correctional and Youth Facilities Service,
 Mandatory Put 1/01/09, Series A, 4.00%, 1/01/28 .............................................          200,000          203,582
Niagara Falls Bridge Common Toll Revenue, Bridge System, Series B, MBIA Insured, 2.25%,
 10/01/07 ....................................................................................          125,000          122,603
Patchogue-Medford Union Free School District GO, Series A, FGIC Insured, 3.50%, 7/01/06 ......          275,000          276,389
Schenectady City School District GO, Refunding, FGIC Insured, 3.75%, 6/15/06 .................          100,000          100,660
Sweet Home Central School District GO, New York Amherst and Tonawanda, Refunding, Series B,
 3.50%, 7/15/08 ..............................................................................          100,000          101,293
Triborough Bridge and Tunnel Authority Revenues, Refunding, Series B, 5.00%, 11/15/08 ........          100,000          105,560
Warren and Washington Counties IDA Civic Facility Revenue,
  Glens Falls Hospital Project, Series B, FSA Insured, 3.00%, 12/01/08 .......................          200,000          198,744
  Series B, FSA Insured, 2.00%, 12/01/06 .....................................................          125,000          122,994


50 | Annual Report

FRANKLIN NEW YORK TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT    VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   Warren and Washington Counties IDAR, Hudson Falls Recovery, Refunding, Series A,
    AMBAC Insured, 3.375%, 11/01/10 ..............................................................       $  300,000     $  300,900
   Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 3.00%,
    5/01/09 ......................................................................................          215,000        213,772
                                                                                                                        ----------
                                                                                                                         7,889,440
                                                                                                                        ----------
   U.S. TERRITORIES 2.4%
   Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.75%, 10/01/09 .........          125,000        120,969
   Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
    Series C, MBIA Insured, 5.00%, 7/01/28 .......................................................          100,000        105,082
                                                                                                                        ----------
                                                                                                                           226,051
                                                                                                                        ----------
   TOTAL LONG TERM INVESTMENTS (COST $8,204,330) .................................................                       8,115,491
                                                                                                                        ----------
   SHORT TERM INVESTMENTS 12.3%
   BONDS 12.3%
   NEW YORK 12.3%
(a)Long Island Power Authority Electric System Revenue, Sub Series 2, Daily VRDN and Put, 2.79%,
    5/01/33 ......................................................................................          100,000        100,000
(a)New York City GO,
     Sub Series A-5, Daily VRDN and Put, 2.80%, 8/01/15 ..........................................          350,000        350,000
     Sub Series H-4, Daily VRDN and Put, 2.79%, 3/01/34 ..........................................          100,000        100,000
(a)New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series C,
    FGIC Insured, Daily VRDN and Put, 2.80%, 6/15/23 .............................................          500,000        500,000
(a)New York State Local Government Assistance Corp. Revenue, Weekly VRDN and Put, 2.72%,
    4/01/23 ......................................................................................          100,000        100,000
                                                                                                                        ----------
   TOTAL SHORT TERM INVESTMENTS (COST $1,150,000) ................................................                       1,150,000
                                                                                                                        ----------
   TOTAL INVESTMENTS (COST $9,354,330) 99.4% .....................................................                       9,265,491
   OTHER ASSETS, LESS LIABILITIES 0.6% ...........................................................                          56,590
                                                                                                                        ----------
   NET ASSETS 100.0% .............................................................................                      $9,322,081
                                                                                                                        ==========

See Selected Portfolio Abbreviations on page 55.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


                         Annual Report | See notes to financial statements. | 51

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND

                                                    ------------------------------------------------------------------------
                                                         YEAR ENDED
                                                        SEPTEMBER 30,                     YEAR ENDED DECEMBER 31,
CLASS A                                                2005     2004(b)           2003        2002        2001        2000
                                                    ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..............   $  1.00     $  1.00        $  1.00     $  1.00     $  1.00     $  1.00
                                                    ------------------------------------------------------------------------

Income from investment operations - net
 investment income ..............................     0.014       0.003          0.004       0.008       0.021       0.030

Less distributions from net investment income ...    (0.014)     (0.003)        (0.004)     (0.008)     (0.021)     (0.030)
                                                    ------------------------------------------------------------------------

Net asset value, end of year ....................   $  1.00     $  1.00        $  1.00     $  1.00     $  1.00     $  1.00
                                                    ========================================================================

Total return(a) .................................      1.42%       0.32%          0.45%       0.83%       2.08%       3.35%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................   $59,965     $72,147        $75,278     $79,928     $70,243     $67,950

Ratios to average net assets:

 Expenses .......................................      0.80%       0.76%(c)       0.76%       0.78%       0.78%       0.80%

 Expenses net of waiver and payments by affiliate      0.64%       0.62%(c)       0.60%       0.60%       0.60%       0.60%

 Net investment income ..........................      1.39%       0.42%(c)       0.44%       0.83%       2.07%       3.30%

(a) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(b)   For the period January 1, 2004 to September 30, 2004. See Note 1.

(c)   Annualized.


52 | See notes to financial statements. | Annual Report

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                          PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 101.5%
    BONDS 101.5%
    NEW YORK 101.5%
    Allegany County GO, BAN, 4.00%, 4/27/06 .....................................................       $1,700,000       $1,711,783
 (a)Jay Street Development Corp. Courts Facility Lease Revenue,
      Jay Street Project, Series A, Daily VRDN and Put, 2.79%, 5/01/22 ..........................          700,000          700,000
      Jay Street Project, Series A-1, Weekly VRDN and Put, 2.75%, 5/01/22 .......................          500,000          500,000
      New York City Jay Street Project, Series A-4, Daily VRDN and Put, 2.79%, 5/01/22 ..........        1,400,000        1,400,000
    Long Island Power Authority Electric System Revenue,
 (a)Sub Series 2, Daily VRDN and Put, 2.79%, 5/01/33 ............................................        1,800,000        1,800,000
      TECP, 2.50%, 10/05/05 .....................................................................        1,000,000        1,000,000
 (a)Monroe County IDA Civic Facility Revenue, Various Saint John Fisher College Project,
     Radian Insured, Weekly VRDN and Put, 2.72%, 6/01/34 ........................................        1,000,000        1,000,000
    MTA, TECP, 2.45%, 10/07/05 ..................................................................        2,000,000        2,000,000
 (a)Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series B,
     FSA Insured, Weekly VRDN and Put, 2.72%, 11/15/22 ..........................................        2,000,000        2,000,000
      Nassau County Sewer and Storm Water Finance Authority System, TECP, 2.60%, 11/07/05 .......          935,000          935,000
 (a)New York City GO,
      Refunding, Sub Series C-4, Weekly VRDN and Put, 2.75%, 8/01/20 ............................        1,000,000        1,000,000
      Sub Series E-3, Daily VRDN and Put, 2.79%, 8/01/23 ........................................        1,300,000        1,300,000
 (a)New York City HDC,
      MF Rental Housing Revenue, Carnegie Park, Series A, FNMA Insured, Weekly VRDN and Put,
        2.75%, 11/15/19 .........................................................................        2,950,000        2,950,000
      MF Rental Housing Revenue, One Columbus Place Development, Series A, FNMA Insured,
        Weekly VRDN and Put, 2.76%, 11/15/28 ....................................................        1,000,000        1,000,000
      MF Revenue, Mortgage, Marseilles Apartments, Series A, Weekly VRDN and Put, 2.71%,
        12/01/34 ................................................................................        1,675,000        1,675,000
 (a)New York City IDA Civic Facility Revenue, National Audubon Society, Daily VRDN and Put,
     2.78%, 12/01/14 ............................................................................          500,000          500,000
 (a)New York City IDAR, Liberty, 1 Bryant Park LLC,
      Series A, Weekly VRDN and Put, 2.76%, 11/01/39 ............................................        3,000,000        3,000,000
      Series B, Daily VRDN and Put, 2.83%, 11/01/39 .............................................          400,000          400,000
 (a)New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series C,
     FGIC Insured, Daily VRDN and Put, 2.80%,
      6/15/22 ...................................................................................        2,400,000        2,400,000
      6/15/23 ...................................................................................          400,000          400,000
 (a)New York City Transitional Finance Authority Revenue,
      Future Tax Secured, Refunding, Sub Series C5, Daily VRDN and Put, 2.79%, 8/01/31 ..........        2,000,000        2,000,000
      New York City Recovery, Series 1, Sub Series 1D, Daily VRDN and Put, 2.79%, 11/01/22 ......          600,000          600,000
 (a)New York City Trust Cultural Resources Revenue, Refunding, American Museum Natural History,
     Series A, MBIA Insured, Weekly VRDN and Put, 2.71%, 4/01/21 ................................          500,000          500,000
 (a)New York State Dormitory Authority Revenues,
      Cornell University, Series A, Weekly VRDN and Put, 2.74%, 7/01/29 .........................          900,000          900,000
      Cornell University, Series B, Weekly VRDN and Put, 2.74%, 7/01/30 .........................        1,500,000        1,500,000
      Mental Health Services Facilities Improvement, Series F-2B, FSA Insured, Weekly VRDN and
        Put, 2.74%, 2/15/21 .....................................................................        1,000,000        1,000,000
      Mental Health Services, Sub Series D-2B, FSA Insured, Weekly VRDN and Put, 2.75%,
        2/15/31 .................................................................................          400,000          400,000
      New York Public Library, Series B, MBIA Insured, Weekly VRDN and Put, 2.75%, 7/01/28 ......        2,200,000        2,200,000
      Non State Supported Debt, Court Facilities Lease, Series B, Weekly VRDN and Put, 2.73%,
        5/15/39 .................................................................................        2,000,000        2,000,000
      Oxford University Press Inc., Weekly VRDN and Put, 2.75%, 7/01/25 .........................          700,000          700,000


                                                              Annual Report | 53

FRANKLIN NEW YORK TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                            PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    NEW YORK (CONT.)
 (a)New York State Energy Research and Development Authority PCR, Orange and Rockland Project,
     Series A,
      AMBAC Insured, Weekly VRDN and Put, 2.71%, 8/01/15 ........................................       $1,350,000       $1,350,000
      FGIC Insured, Weekly VRDN and Put, 2.71%, 10/01/14 ........................................        1,100,000        1,100,000
    New York State GO, Environmental Quality, Mandatory Put 8/03/06, Series G, 2.95%,
     11/30/18 ...................................................................................        2,000,000        2,000,000
 (a)New York State HFAR,
      100 Maiden Lane Housing, Series A, Weekly VRDN and Put, 2.75%, 11/01/37 ...................        1,000,000        1,000,000
      350 West 43rd Street, Series A, Weekly VRDN and Put, 2.76%, 11/01/34 ......................        2,000,000        2,000,000
      FNMA Insured, Weekly VRDN and Put, 2.80%, 11/15/29 ........................................          500,000          500,000
 (a)New York State Local Government Assistance Corp. Revenue,
      Series F, Weekly VRDN and Put, 2.72%, 4/01/25 .............................................          800,000          800,000
      Series G, Weekly VRDN and Put, 2.69%, 4/01/25 .............................................        2,700,000        2,700,000
    New York State Power Authority Revenue and General Purpose GO, Consented, 2.80%,
     3/01/16 ....................................................................................        1,000,000        1,000,000
    New York State Thruway Authority Highway and Bridge Trust Fund, Series A, MBIA Insured,
     5.00%, 4/01/06 .............................................................................        1,000,000        1,011,986
    Syracuse GO, RAN,
      Series A, 3.125%, 10/28/05 ................................................................        1,000,000        1,000,434
 (b)Series C, 4.00%, 6/30/06 ....................................................................        2,000,000        2,015,840
 (a)Tompkins County IDAR, Civic Facility, Cornell University, Series A, Weekly VRDN and Put,
     2.74%, 7/01/30 .............................................................................          500,000          500,000
 (a)Triborough Bridge and Tunnel Authority Special Obligation Revenue, Refunding, Series C,
     FSA Insured, Weekly VRDN and Put, 2.73%, 1/01/31 ...........................................        2,800,000        2,800,000
 (a)Westchester County IDA, IDR, Levister Redevelopment Co. LLC, Series A, Weekly VRDN and Put,
     2.80%, 8/01/33 .............................................................................        1,600,000        1,600,000
                                                                                                                        ------------
    TOTAL SHORT TERM INVESTMENTS (COST $60,850,043) .............................................                        60,850,043
    OTHER ASSETS, LESS LIABILITIES (1.5)% .......................................................                          (884,753)
                                                                                                                        ------------
    NET ASSETS 100.0% ...........................................................................                       $59,965,290
                                                                                                                        ============

See Selected Portfolio Abbreviations on page 55.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.

(b) See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.


54 | See notes to financial statements. | Annual Report

FRANKLIN NEW YORK TAX-FREE TRUST

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC   - American Municipal Bond Assurance Corp.
BAN     - Bond Anticipation Notes
COP     - Certificate of Participation
ETM     - Escrow to Maturity
FGIC    - Financial Guaranty Insurance Co.
FHA     - Federal Housing Authority/Agency
FNMA    - Federal National Mortgage Association
FSA     - Financial Security Assurance Inc.
GNMA    - Government National Mortgage Association
GO      - General Obligation
HDC     - Housing Development Corp.
HFAR    - Housing Finance Authority Revenue
IDA     - Industrial Development Authority/Agency
IDAR    - Industrial Development Authority Revenue
IDR     - Industrial Development Revenue
MBIA    - Municipal Bond Investors Assurance Corp.
MF      - Multi-Family
MFHR    - Multi-Family Housing Revenue
MTA     - Metropolitan Transit Authority
PCR     - Pollution Control Revenue
PFAR    - Public Financing Authority Revenue
RAN     - Revenue Anticipation Notes
TECP    - Tax-Exempt Commercial Paper
XLCA    - XL Capital Assurance


Annual Report | See notes to financial statements. | 55

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2005

                                                            ------------------------------------------------------------------------
                                                                                                     FRANKLIN
                                                                FRANKLIN       FRANKLIN NEW YORK      NEW YORK          FRANKLIN
                                                                NEW YORK       INTERMEDIATE-TERM    LIMITED-TERM         NEW YORK
                                                            INSURED TAX-FREE        TAX-FREE          TAX-FREE        TAX-EXEMPT
                                                               INCOME FUND         INCOME FUND       INCOME FUND        MONEY FUND
                                                            ------------------------------------------------------------------------
Assets:
 Investments in securities:
  Cost .................................................      $ 322,366,751       $ 239,610,283       $ 9,354,330       $60,850,043
                                                              ======================================================================
  Value ................................................      $ 341,940,039       $ 246,453,632       $ 9,265,491       $60,850,043
 Cash ..................................................             41,929              75,346            62,259            27,633
 Receivables:
  Investment securities sold ...........................                 --                  --                --         1,000,150
  Capital shares sold ..................................          1,141,160             546,061                --            25,548
  Interest .............................................          4,536,800           3,187,414            74,213           203,650
                                                              ----------------------------------------------------------------------
        Total assets ...................................        347,659,928         250,262,453         9,401,963        62,107,024
                                                              ----------------------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ......................          1,527,293           3,104,023                --         2,015,840
  Capital shares redeemed ..............................            645,780             548,715            57,003            88,049
  Affiliates ...........................................            252,361             170,776             2,173            24,147
  Distributions to shareholders ........................            402,429             284,195             6,201                54
  Professional fees ....................................             16,816              16,532            13,305            11,478
 Accrued expenses and other liabilities ................             32,320              29,643             1,200             2,166
                                                              ----------------------------------------------------------------------
        Total liabilities ..............................          2,876,999           4,153,884            79,882         2,141,734
                                                              ----------------------------------------------------------------------
          Net assets, at value .........................      $ 344,782,929       $ 246,108,569       $ 9,322,081       $59,965,290
                                                              ======================================================================
Net assets consist of:
 Paid-in capital .......................................      $ 328,377,832       $ 239,881,221       $ 9,397,417       $59,965,290
 Undistributed net investment income (distributions in
  excess of net investment income) .....................            (96,152)             63,155            13,503                --
 Net unrealized appreciation (depreciation) ............         19,573,288           6,843,349           (88,839)               --
 Accumulated net realized gain (loss) ..................         (3,072,039)           (679,156)               --                --
                                                              ----------------------------------------------------------------------
          Net assets, at value .........................      $ 344,782,929       $ 246,108,569       $ 9,322,081       $59,965,290
                                                              ======================================================================
CLASS A:
 Net assets, at value ..................................      $ 304,673,085       $ 233,785,288       $ 9,322,081       $59,965,290
                                                              ======================================================================
 Shares outstanding ....................................         26,230,128          21,339,611           940,139        59,965,290
                                                              ======================================================================
 Net asset value per share(a) ..........................      $       11.62       $       10.96       $      9.92       $      1.00
                                                              ======================================================================
 Maximum offering price per share (net asset value
  per share / 95.75%, 97.75%, 100% and 100%,
  respectively) ........................................      $       12.14       $       11.21       $      9.92       $      1.00
                                                              ======================================================================
CLASS C:
 Net assets, at value ..................................      $  40,109,844       $  12,323,281
                                                              =================================
 Shares outstanding ....................................          3,403,621           1,123,230
                                                              =================================
 Net asset value and maximum offering price per share(a)      $       11.78       $       10.97
                                                              =================================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


56 | See notes to financial statements. | Annual Report

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENTS OF OPERATIONS for the year ended September 30, 2005

                                                            ------------------------------------------------------------------------
                                                                                                     FRANKLIN
                                                                FRANKLIN       FRANKLIN NEW YORK      NEW YORK          FRANKLIN
                                                                NEW YORK       INTERMEDIATE-TERM    LIMITED-TERM         NEW YORK
                                                            INSURED TAX-FREE        TAX-FREE          TAX-FREE        TAX-EXEMPT
                                                               INCOME FUND         INCOME FUND       INCOME FUND        MONEY FUND
                                                            ------------------------------------------------------------------------
Investment income:
 Interest ..............................................      $  16,686,020       $  10,046,016       $   218,664       $ 1,316,223
                                                              ----------------------------------------------------------------------
Expenses:
 Management fees (Note 3a) .............................          1,771,626           1,341,412            47,149           405,661
 Administrative fees (Note 3b) .........................                 --                  --            18,860                --
 Distribution fees: (Note 3c)
  Class A ..............................................            298,737             231,894            14,003                --
  Class C ..............................................            247,253              69,123                --                --
 Transfer agent fees (Note 3e) .........................            136,836             109,621             3,261            58,793
 Custodian fees ........................................              5,014               3,655               148               955
 Reports to shareholders ...............................             27,872              22,919               858            23,448
 Registration and filing fees ..........................             15,574              15,426             7,008             7,566
 Professional fees .....................................             17,328              16,865            13,641            11,110
 Trustees' fees and expenses ...........................             14,472              10,430               416             3,013
 Other .................................................             34,891              34,072            10,201            11,305
                                                              ----------------------------------------------------------------------
        Total expenses .................................          2,569,603           1,855,417           115,545           521,851
        Expenses waived/paid by affiliate (Note 3f) ....                 --                  --           (68,523)         (106,387)
                                                              ----------------------------------------------------------------------
          Net expenses .................................          2,569,603           1,855,417            47,022           415,464
                                                              ----------------------------------------------------------------------
           Net investment income .......................         14,116,417           8,190,599           171,642           900,759
                                                              ----------------------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments .............            832,137               5,651                --                --
 Net change in unrealized appreciation (depreciation)
  on investments .......................................         (1,498,807)         (4,190,559)         (107,921)               --
                                                              ----------------------------------------------------------------------
Net realized and unrealized gain (loss) ................           (666,670)         (4,184,908)         (107,921)               --
                                                              ----------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations .......................................      $  13,449,747       $   4,005,691       $    63,721       $   900,759
                                                              ======================================================================


                         Annual Report | See notes to financial statements. | 57

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                              ----------------------------------------------------------
                                                                    FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND
                                                              ----------------------------------------------------------
                                                                                    FOR THE PERIOD
                                                                   YEAR ENDED      JANUARY 1, 2004 TO      YEAR ENDED
                                                               SEPTEMBER 30, 2005  SEPTEMBER 30, 2004  DECEMBER 31, 2003
                                                              ----------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................      $  14,116,417       $  10,933,852       $  14,505,017
  Net realized gain (loss) from investments ................            832,137             110,377            (333,959)
  Net change in unrealized appreciation (depreciation)
    on investments .........................................         (1,498,807)         (2,289,270)            482,493
                                                              ----------------------------------------------------------
       Net increase (decrease) in net assets resulting
          from operations ..................................         13,449,747           8,754,959          14,653,551
                                                              ----------------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A ................................................        (12,928,661)         (9,843,271)        (13,046,439)
    Class C ................................................         (1,412,900)         (1,106,022)         (1,364,639)
                                                              ----------------------------------------------------------
 Total distributions to shareholders .......................        (14,341,561)        (10,949,293)        (14,411,078)
                                                              ----------------------------------------------------------
 Capital share transactions: (Note 2)
    Class A ................................................         12,668,670          (2,147,152)          4,741,205
    Class C ................................................          2,586,411          (1,959,262)         10,563,805
                                                              ----------------------------------------------------------
 Total capital share transactions ..........................         15,255,081          (4,106,414)         15,305,010
                                                              ----------------------------------------------------------
 Redemption fees ...........................................                439                  --                  --
                                                              ----------------------------------------------------------
        Net increase (decrease) in net assets ..............         14,363,706          (6,300,748)         15,547,483
Net assets:
 Beginning of year .........................................        330,419,223         336,719,971         321,172,488
                                                              ----------------------------------------------------------
 End of year ...............................................      $ 344,782,929       $ 330,419,223       $ 336,719,971
                                                              ==========================================================

Undistributed net investment income (distributions in excess of net investment income) included in net assets:
  End of year ..............................................     $     (96,152)      $     132,984       $     151,792
                                                              ==========================================================


58 | See notes to financial statements. | Annual Report

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                  ------------------------------------------------------------
                                                                   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND
                                                                  ------------------------------------------------------------
                                                                                        FOR THE PERIOD
                                                                      YEAR ENDED       JANUARY 1, 2004 TO       YEAR ENDED
                                                                  SEPTEMBER 30, 2005   SEPTEMBER 30, 2004    DECEMBER 31, 2003
                                                                  ------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................................       $   8,190,599        $   6,037,569        $   7,520,383
  Net realized gain (loss) from investments ..................               5,651              (82,555)             (64,561)
  Net change in unrealized appreciation (depreciation)
    on investments ...........................................          (4,190,559)            (538,745)           2,261,298
                                                                  ------------------------------------------------------------
      Net increase (decrease) in net assets resulting
          from operations ....................................           4,005,691            5,416,269            9,717,120
                                                                  ------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A ..................................................          (7,938,988)          (5,807,273)          (7,481,106)
    Class C ..................................................            (305,629)            (145,582)             (35,469)
                                                                  ------------------------------------------------------------
 Total distributions to shareholders .........................          (8,244,617)          (5,952,855)          (7,516,575)
                                                                  ------------------------------------------------------------
 Capital share transactions: (Note 2)
    Class A ..................................................          10,541,313            9,994,227           34,873,634
    Class C ..................................................           3,744,675            4,808,637            3,890,723
                                                                  ------------------------------------------------------------
 Total capital share transactions ............................          14,285,988           14,802,864           38,764,357
                                                                  ------------------------------------------------------------
 Redemption fees .............................................               1,435                   --                   --
                                                                  ------------------------------------------------------------
        Net increase (decrease) in net assets ................          10,048,497           14,266,278           40,964,902
Net assets:
 Beginning of year ...........................................         236,060,072          221,793,794          180,828,892
                                                                  ------------------------------------------------------------
 End of year .................................................       $ 246,108,569        $ 236,060,072        $ 221,793,794
                                                                  ============================================================
Undistributed net investment income included in net assets:
 End of year .................................................       $      63,155        $     129,575        $      44,698
                                                                  ============================================================


                         Annual Report | See notes to financial statements. | 59

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                  ------------------------------------------------------------
                                                                      FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND
                                                                  ------------------------------------------------------------
                                                                                        FOR THE PERIOD        FOR THE PERIOD
                                                                      YEAR ENDED       JANUARY 1, 2004 TO    SEPTEMBER 2, 2003
                                                                  SEPTEMBER 30, 2005   SEPTEMBER 30, 2004    DECEMBER 31, 2003
                                                                  ------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................................       $     171,642        $      73,858        $      18,339
  Net change in unrealized appreciation (depreciation)
    on investments ...........................................            (107,921)               7,710               11,372
                                                                  ------------------------------------------------------------
      Net increase (decrease) in net assets resulting
          from operations ....................................              63,721               81,568               29,711
 Distributions to shareholders from net investment income ....            (159,747)             (81,252)             (16,934)
 Capital share transaction (Note 2) ..........................            (397,672)           4,042,959            5,759,727
                                                                  ------------------------------------------------------------
        Net increase (decrease) in net assets ................            (493,698)           4,043,275            5,772,504
Net assets:
 Beginning of year ...........................................           9,815,779            5,772,504                   --
                                                                  ------------------------------------------------------------
 End of year .................................................       $   9,322,081        $   9,815,779        $   5,772,504
                                                                  ============================================================
Undistributed net investment income included in net assets:
  End of year ................................................       $      13,503        $       1,608        $       5,476
                                                                  ============================================================


60 | See notes to financial statements. | Annual Report

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                  ------------------------------------------------------------
                                                                              FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND
                                                                  ------------------------------------------------------------
                                                                                        FOR THE PERIOD
                                                                      YEAR ENDED       JANUARY 1, 2004 TO       YEAR ENDED
                                                                  SEPTEMBER 30, 2005   SEPTEMBER 30, 2004    DECEMBER 31, 2003
                                                                  ------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................................       $     900,759        $     235,296        $     338,732
 Distributions to shareholders from net investment income ....            (900,759)            (235,296)            (338,732)
 Capital share transaction (Note 2) ..........................         (12,181,603)          (3,130,773)          (4,650,026)
                                                                  ------------------------------------------------------------
        Net increase (decrease) in net assets ................         (12,181,603)          (3,130,773)          (4,650,026)
Net assets (there is no undistributed net investment income
 at beginning or end of year):
  Beginning of year ..........................................          72,146,893           75,277,666           79,927,692
                                                                  ------------------------------------------------------------
  End of year ................................................       $  59,965,290        $  72,146,893        $  75,277,666
                                                                  ============================================================


                         Annual Report | See notes to financial statements. | 61

FRANKLIN NEW YORK TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of four series (the Funds).

On July 15, 2004, the Board of Trustees approved the change of the Trust's fiscal year end from December 31 to September 30 effective September 30, 2004.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

Securities in the Franklin New York Tax-Exempt Money Fund (Money Fund) are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.


62 | Annual Report

FRANKLIN NEW YORK TAX-FREE TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. INCOME TAXES

No provision has been made for U.S. income taxes because each Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. For the Franklin New York Insured Tax-Free Income Fund (Insured Fund), the Franklin New York Intermediate-Term Tax-Free Income Fund (Intermediate-Term
Fund) and the Franklin New York Limited-Term Tax-Free Income Fund (Limited-Term
Fund), dividends from net investment income are normally declared daily and distributed monthly to shareholders. For the Money Fund, dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the fund. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they will reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class for the Insured Fund and the Intermediate-Term Fund.

E. INSURANCE

The scheduled payments of interest and principal for each insured municipal security in the Insured Fund are generally insured by a new issue insurance policy, which is purchased by the issuer. Some municipal securities in the fund are secured by collateral guaranteed by an agency of the U.S. government.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                                                              Annual Report | 63

FRANKLIN NEW YORK TAX-FREE TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of the Funds' shares held five trading days or less may be subject to the Funds' redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as additional paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

---------------------------------------------------------
CLASS A                          CLASS A & CLASS C
---------------------------------------------------------
Limited-Term Fund                Insured Fund
Money Fund                       Intermediate-Term Fund

At September 30, 2005, there were an unlimited number of shares authorized (no par value). Transactions in the Money Fund's shares were at $1.00 per share. Transactions in the Funds' shares were as follows:

                                        ----------------------------------------------------------------------
                                                 INSURED FUND                      INTERMEDIATE-TERM FUND
                                        ----------------------------------------------------------------------
                                           SHARES              AMOUNT            SHARES              AMOUNT
                                        ----------------------------------------------------------------------
CLASS A SHARES:
Year ended September 30, 2005
 Shares sold .....................        3,287,532        $ 38,436,704         4,252,911        $ 47,103,873
 Shares issued in reinvestment
  of distributions ...............          693,216           8,104,280           454,429           5,028,175
 Shares redeemed .................       (2,898,718)        (33,872,314)       (3,759,617)        (41,590,735)
                                        ----------------------------------------------------------------------
 Net increase (decrease) .........        1,082,030        $ 12,668,670           947,723        $ 10,541,313
                                        ======================================================================
Period ended September 30, 2004(a)
 Shares sold .....................        2,240,144        $ 26,180,107         4,250,204        $ 47,148,481
 Shares issued in reinvestment
  of distributions ...............          539,928           6,260,667           325,389           3,605,923
 Shares redeemed .................       (2,991,878)        (34,587,926)       (3,701,767)        (40,760,177)
                                        ----------------------------------------------------------------------
 Net increase (decrease) .........         (211,806)       $ (2,147,152)          873,826        $  9,994,227
                                        ======================================================================


64 | Annual Report

FRANKLIN NEW YORK TAX-FREE TRUST

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                       ---------------------------------------------------------------------
                                               INSURED FUND                      INTERMEDIATE-TERM FUND
                                       ---------------------------------------------------------------------
                                         SHARES              AMOUNT            SHARES              AMOUNT
                                       ---------------------------------------------------------------------
Year ended December 31, 2003
 Shares sold .....................      3,630,012        $ 42,499,518         7,459,429        $ 82,565,354
 Shares issued in reinvestment
  of distributions ...............        705,433           8,234,561           406,887           4,509,820
 Shares redeemed .................     (3,948,218)        (45,992,874)       (4,722,970)        (52,201,540)
                                       ---------------------------------------------------------------------
 Net increase (decrease) .........        387,227        $  4,741,205         3,143,346        $ 34,873,634
                                       =====================================================================
CLASS C SHARES:
Year ended September 30, 2005
 Shares sold .....................        795,614        $  9,431,727           432,618        $  4,797,366
 Shares issued in reinvestment
  of distributions ...............         67,561             801,027            20,515             227,276
 Shares redeemed .................       (645,039)         (7,646,343)         (115,879)         (1,279,967)
                                       ---------------------------------------------------------------------
 Net increase (decrease) .........        218,136        $  2,586,411           337,254        $  3,744,675
                                       =====================================================================
Period ended September 30, 2004(a)
 Shares sold .....................        432,321        $  5,101,156           558,815        $  6,219,377
 Shares issued in reinvestment
  of distributions ...............         53,559             629,871             9,212             101,856
 Shares redeemed .................       (654,733)         (7,690,289)         (136,929)         (1,512,596)
                                       ---------------------------------------------------------------------
 Net increase (decrease) .........       (168,853)       $ (1,959,262)          431,098        $  4,808,637
                                       =====================================================================
Year ended December 31, 2003(b)
 Shares sold .....................      1,244,737        $ 14,780,797           382,547        $  4,196,870
 Shares issued in reinvestment
  of distributions ...............         72,034             851,693             1,316              14,594
 Shares redeemed .................       (429,345)         (5,068,685)          (28,985)           (320,741)
                                       ---------------------------------------------------------------------
 Net increase (decrease) .........        887,426        $ 10,563,805           354,878        $  3,890,723
                                       =====================================================================

                                                      ------------------------------------------------
                                                         LIMITED-TERM FUND                MONEY FUND
                                                      ------------------------------------------------
                                                       SHARES           AMOUNT              AMOUNT
                                                      ------------------------------------------------
CLASS A SHARES:
Year ended September 30, 2005
 Shares sold ..................................        461,559        $ 4,599,278        $ 32,716,553
 Shares issued in reinvestment of distributions          9,866             98,204             901,222
 Shares redeemed ..............................       (510,787)        (5,095,154)        (45,799,378)
                                                      ------------------------------------------------
 Net increase (decrease) ......................        (39,362)       $  (397,672)       $(12,181,603)
                                                      ================================================
Period ended September 30, 2004(a)

 Shares sold ..................................        642,905        $ 6,422,127        $ 32,411,011
 Shares issued in reinvestment of distributions          4,465             44,697             236,529
 Shares redeemed ..............................       (241,545)        (2,423,865)        (35,778,313)
                                                      ------------------------------------------------
 Net increase (decrease) ......................        405,825        $ 4,042,959        $ (3,130,773)
                                                      ================================================
Year ended December 31, 2003(c)

 Shares sold ..................................        576,598        $ 5,789,125        $ 68,653,210
 Shares issued in reinvestment of distributions            645              6,485             343,285
 Shares redeemed ..............................         (3,567)           (35,883)        (73,646,521)
                                                      ------------------------------------------------
 Net increase (decrease) ......................        573,676        $ 5,759,727        $ (4,650,026)
                                                      ================================================

(a)   For the period January 1, 2004 to September 30, 2004.

(b) For the period July 1, 2003 (commencement of operations) to December 31, 2003 for the Intermediate-Term Fund.

(c) For the period September 2, 2003 (commencement of operations) to December 31, 2003 for the Limited-Term Fund.


                                                              Annual Report | 65

FRANKLIN NEW YORK TAX-FREE TRUST

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

-----------------------------------------------------------------------------------------------
SUBSIDIARY                                                            AFFILIATION
-----------------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                                     Investment manager
Franklin Templeton Services LLC (FT Services)                         Administrative manager
Franklin Templeton Distributors Inc. (Distributors)                   Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)          Transfer agent

A. MANAGEMENT FEES

The Insured Fund and the Intermediate-Term Fund pay an investment management fee to Advisers based on the month-end net assets and the Money Fund pays an investment management fee to Advisers based on the average daily net assets of each of the funds as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE      NET ASSETS
--------------------------------------------------------------------------------
        0.625%           Up to and including $100 million
        0.500%           Over $100 million, up to and including $250 million
        0.450%           Over $250 million, up to and including $10 billion
        0.440%           Over $10 billion, up to and including $12.5 billion
        0.420%           Over $12.5 billion, up to and including $15 billion
        0.400%           Over $15 billion, up to and including $17.5 billion
        0.380%           Over $17.5 billion, up to and including $20 billion
        0.360%           In excess of $20 billion

Prior to May 1, 2005, the annualized fee rate of 0.450% was applicable to net assets in excess of $250 million.

The Limited-Term Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE      NET ASSETS
--------------------------------------------------------------------------------
        0.500%           Up to and including $100 million
        0.450%           Over $100 million, up to and including $250 million
        0.425%           Over $250 million, up to and including $500 million
        0.400%           In excess of $500 million

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Insured Fund, the Intermediate-Term Fund and the Money Fund. The fee is paid by Advisers based on average daily net assets of each of the funds, and is not an additional expense of the funds.

The Limited-Term Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the fund.


66 | Annual Report

FRANKLIN NEW YORK TAX-FREE TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class pursuant to Rule 12b-1 under the 1940 Act. Under the funds' Class A reimbursement distribution plans, the Insured Fund and Intermediate-Term Fund, reimburse Distributors for costs incurred in connection with the sale and distribution of each fund's shares up to a certain percentage per year of average daily net assets as follows:

                                               ----------------------------
                                               INSURED        INTERMEDIATE-
                                                FUND            TERM FUND
                                               ----------------------------
Class A ................................        0.10%             0.10%

Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the funds' compensation distribution plans, the funds pay Distributors for costs incurred in connection with the sale and distribution of each fund's shares up to a certain percentage per year of average daily net assets of each class as follows:

                                        ------------------------------------
                                         INSURED   INTERMEDIATE-   LIMITED-
                                           FUND      TERM FUND    TERM FUND
                                        ------------------------------------
Class A .............................        --          --          0.15%
Class C .............................      0.65%       0.65%          --

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the funds of the following commission transactions related to the sales and redemptions of the funds' shares for the year:

                                                   ----------------------------------
                                                   INSURED    INTERMEDIATE-   MONEY
                                                     FUND       TERM FUND      FUND
                                                   ----------------------------------
Net sales charges received(a) .................    $103,692      $39,445      $   --
Contingent deferred sales charges retained ....    $  1,675      $12,781      $9,887

(a)   Net of commissions paid to unaffiliated broker/dealers.

E. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were retained by Investor Services:

                                  ----------------------------------------------------
                                   INSURED  INTERMEDIATE-TERM  LIMITED-TERM    MONEY
                                     FUND           FUND           FUND         FUND
                                  ----------------------------------------------------
Transfer agent fees .........      $88,902        $66,165         $2,182      $39,275


                                                              Annual Report | 67

FRANKLIN NEW YORK TAX-FREE TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

F. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive administrative fees for the Limited-Term Fund. Additionally, Advisers agreed in advance to voluntarily waive management fees and assume payment of other expenses, as noted in the Statement of Operations. Total expenses waived by Advisers and FT Services are not subject to reimbursement by the fund subsequent to the fund's fiscal year end.

Advisers agreed in advance to voluntarily waive a portion of management fees for the Money Fund, as noted in the Statement of Operations. Total expenses waived by Advisers are not subject to reimbursement by the fund subsequent to the fund's fiscal year end.

4. INCOME TAXES

At September 30, 2005, the funds had tax basis capital losses which may be carried over to offset future capital gains, if any. During the year ended September 30, 2005, the Insured Fund and Intermediate-Term Fund utilized $836,129, and $18,053, respectively, of capital loss carryforwards. At September 30, 2005, the capital loss carryforwards were as follows:

                                                      -------------------------
                                                       INSURED    INTERMEDIATE-
                                                         FUND       TERM FUND
                                                      -------------------------
Capital loss carryforwards expiring in:
  2007 ............................................   $  125,826     $195,827
  2008 ............................................    2,471,475      283,875
  2009 ............................................           --          251
  2010 ............................................           --       34,731
  2011 ............................................      474,738           --
  2012 ............................................           --      164,472
                                                      -------------------------
                                                      $3,072,039     $679,156
                                                      =========================

The tax character of distributions paid during the periods ended September 30, 2005, 2004 and December 31, 2003 was as follows:

                                                 ------------------------------------------
                                                                INSURED FUND
                                                 ------------------------------------------
                                                     2005          2004(a)          2003
                                                 ------------------------------------------
Distributions paid from tax exempt income ....   $14,341,561   $10,949,293      $14,411,078


                                                 ------------------------------------------
                                                            INTERMEDIATE-TERM FUND
                                                     2005          2004(a)          2003
                                                 ------------------------------------------
Distributions paid from tax exempt income ....   $ 8,244,617   $ 5,952,855      $ 7,516,575


                                                 ------------------------------------------
                                                              LIMITED TERM-FUND
                                                     2005          2004(a)          2003(b)
                                                 ------------------------------------------
Distributions paid from tax exempt income ....   $   159,747   $    81,252      $    16,934


68 | Annual Report

FRANKLIN NEW YORK TAX-FREE TRUST

4. INCOME TAXES (CONTINUED)

                                                 ---------------------------------
                                                             MONEY FUND
                                                 ---------------------------------
                                                    2005       2004(a)      2003
                                                 ---------------------------------
Distributions paid from tax exempt income ....   $ 900,759   $ 235,296   $ 338,732

(a)   For the period January 1, 2004 to September 30, 2004.

(b) For the period September 2, 2003 (commencement of operations) to December 31, 2003.

At September 30, 2005, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:

                                   ----------------------------------------------------------------
                                      INSURED       INTERMEDIATE-      LIMITED-           MONEY
                                       FUND           TERM FUND        TERM FUND          FUND
                                   ----------------------------------------------------------------
Cost of investments ............   $ 322,261,710    $  39,554,477    $   9,354,330    $  60,850,043
                                   ================================================================
Unrealized appreciation ........   $  20,028,048    $   7,222,052    $       5,292    $          --
Unrealized depreciation ........        (349,719)        (322,897)         (94,131)              --
                                   ----------------------------------------------------------------
Net unrealized appreciation
 (depreciation) ................   $  19,678,329    $   6,899,155    $     (88,839)   $          --
                                   ================================================================
Distributable earnings -
 undistributed tax exempt income   $     201,237    $     291,545    $      19,702    $          54
                                   ================================================================

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of bond discounts.

5. INVESTMENT TRANSACTIONS

Purchases and sales (excluding short term securities) for the year ended September 30, 2005, were as follows:

                   ---------------------------------------------
                      INSURED      INTERMEDIATE-     LIMITED-
                       FUND          TERM FUND       TERM FUND
                   ---------------------------------------------
Purchases ......   $  62,569,636   $  31,849,332   $   3,438,283
Sales ..........   $  45,483,763   $  13,007,304   $   1,089,000

6. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York.

7. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund



                                                              Annual Report | 69

FRANKLIN NEW YORK TAX-FREE TRUST

7. REGULATORY MATTERS (CONTINUED)

shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds. The Trust did not participate in the CAGO Settlement. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices described above. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate.


70 | Annual Report

FRANKLIN NEW YORK TAX-FREE TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN NEW YORK TAX-FREE TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin New York Insured Tax-Free Fund, Franklin New York Intermediate-Term Tax-Free Income Fund, Franklin New York Limited-Term Tax-Free Income Fund and Franklin New York Tax-Exempt Money Fund (each separate portfolios of Franklin New York Tax-Free Trust, hereafter referred to as the "Funds") at September 30, 2005, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
November 10, 2005


                                                              Annual Report | 71

FRANKLIN NEW YORK TAX-FREE TRUST

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(5)(A) of the Internal Revenue Code, the Funds designate 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended September 30, 2005. A portion of the Fund's exempt-interest dividends may be subject to the federal alternative minimum tax. In January 2006, shareholders will be notified of amounts for use in preparing their 2005 income tax returns.


72 | Annual Report

FRANKLIN NEW YORK TAX-FREE TRUST

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                        LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION   TIME SERVED      BY BOARD MEMBER*                  OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)         Trustee    Since 1986       141                               Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                          company).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)        Trustee    Since 1998       56                                None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)      Trustee    Since 1989       142                               None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)         Trustee    Since June 2005  137                               Director, Amerada Hess Corporation
One Franklin Parkway                                                                          (exploration and refining of oil and
San Mateo, CA 94403-1906                                                                      gas), H.J. Heinz Company (processed
                                                                                              foods and allied products), RTI
                                                                                              International Metals, Inc.
                                                                                              (manufacture and distribution of
                                                                                              titanium), Canadian National Railway
                                                                                              (railroad) and White Mountains
                                                                                              Insurance Group, Ltd. (holding
                                                                                              company).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assnt to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)                  Trustee    Since 1986           115                  Director, The California Center for
One Franklin Parkway                                                                           Land Recycling (redevelopment).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 73

------------------------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                        LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION   TIME SERVED      BY BOARD MEMBER*                  OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)        Trustee    Since 1992       141                               Director, Martek Biosciences
One Franklin Parkway                                                                          Corporation, MedImmune, Inc.
San Mateo, CA 94403-1906                                                                      (biotechnology), and Overstock.com
                                                                                              (Internet services); and FORMERLY,
                                                                                              Director, MCI Communication
                                                                                              Corporation (subsequently known as
                                                                                              MCI WorldCom, Inc. and WorldCom,
                                                                                              Inc.) (communications services)
                                                                                              (1988-2002), White Mountains
                                                                                              Insurance Group, Ltd. (holding
                                                                                              company) (1987-2004) and
                                                                                              Spacehab, Inc. (aerospace services)
                                                                                              (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004);
Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992);
and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED       BY BOARD MEMBER*                  OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)     Trustee and     Trustee since     141                               None
One Franklin Parkway            Chairman of     1986 and
San Mateo, CA 94403-1906        the Board       Chairman of the
                                                Board since 1993
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR.(1940)  Trustee,        Trustee and       125                               None
One Franklin Parkway            President and   President since
San Mateo, CA 94403-1906        Chief           1986, and Chief
                                Executive       Executive
                                Officer -       Officer -
                                Investment      Investment
                                Management      Management
                                                since 2002
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


74 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED       BY BOARD MEMBER*                  OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
SHEILA AMOROSO (1959)           Vice President  Since 1999        Not Applicable                    Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)          Vice President  Since 1987        Not Applicable                    Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
RAFAEL R. COSTAS, JR. (1965)    Vice President  Since 1999        Not Applicable                    Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)           Chief           Since 2004        Not Applicable                    Not Applicable
One Franklin Parkway            Compliance
San Mateo, CA 94403-1906        Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 48 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)          Treasurer       Since 2004        Not Applicable                    Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 32 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)         Senior Vice     Since 2002        Not Applicable                    Not Applicable
500 East Broward Blvd.          President and
Suite 2100                      Chief
Fort Lauderdale, FL 33394-3091  Executive
                                Officer -
                                Finance and
                                Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 75

------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED       BY BOARD MEMBER*                  OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)            Vice President  Since 2000        Not Applicable                    Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer
and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)         Vice President  Since 2000        Not Applicable                    Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (1937)        Vice President  Since 2002        Not Applicable                    Not Applicable
600 Fifth Avenue                - AML
Rockefeller Center              Compliance
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, Franklin Templeton
Institutional Suisse SA, Arch Chemicals, Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (1937)        Vice President  Since 2000        Not Applicable                    Not Applicable
One Franklin Parkway            and Secretary
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of
Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, General Counsel,
Franklin Resources, Inc.; Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited
(until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------


76 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION         TIME SERVED       BY BOARD MEMBER*                  OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)          Chief Financial  Since 2004        Not Applicable                     Not Applicable
500 East Broward Blvd.          Officer and
Suite 2100                      Chief
Fort Lauderdale, FL 33394-3091  Accounting
                                Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 48 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------
THOMAS WALSH  (1961)            Vice President    Since 1999       Not Applicable                    Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Trusts' adviser and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 77

FRANKLIN NEW YORK TAX-FREE TRUST

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


78 | Annual Report

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LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)


VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC
Alabama                Michigan(6)
Arizona                Minnesota(6)
California(7)          Missouri
Colorado               New Jersey
Connecticut            New York(7)
Florida(7)             North Carolina
Georgia                Ohio(7)
Kentucky               Oregon
Louisiana              Pennsylvania
Maryland               Tennessee
Massachusetts(6)       Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
  Trust(8)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution. 09/05

(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


09/05                                              Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN NEW YORK
TAX-FREE TRUST

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus . Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing . The prospectus contains this and other information; please read it carefully before investing .

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed . These calls can be identified by the presence of a regular beeping tone.

NYT A2005 11/05


      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $52,973 for the fiscal year ended September 30, 2005 and $43,039 for the fiscal year ended September 30, 2004.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements were $0 for the fiscal year ended September 30, 2005 and $48,579 for the fiscal year ended September 30, 2004. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $19,591 for the fiscal year ended September 30, 2005 and $0 for the fiscal year ended September 30, 2004. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2005 and $487 for the fiscal year ended September 30, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $4,500 for the fiscal year ended September 30, 2005 and $159,513 for the fiscal year ended September 30, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $24,091 for the fiscal year ended September 30, 2005 and $208,579 for the fiscal year ended September 30, 2004.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By /s/JIMMY D. GAMBILL
   --------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 21, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 21, 2005